Conservative Allocation Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Common Stocks - 44.6% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 4.5
Mastercard, Inc. - Class A 8,500 4,852,480
Visa, Inc. - Class A 13,750 4,822,262
a
Multi-Sector Holdings 2.9
Berkshire Hathaway, Inc. - Class B
(a)
12,500 6,283,125
a
Insurance Brokers 2.8
Aon plc - Class A
(b)
16,750 5,910,740
a
Financial Exchanges & Data 1.5
S&P Global, Inc. 6,100 3,187,799
a
11.7 25,056,406
Information Technology
Semiconductor Materials & Equipment 3.1
Analog Devices, Inc. 17,000 4,610,400
Texas Instruments, Inc. 11,000 1,908,390
a
Systems Software 2.1
Microsoft Corp. 9,250 4,473,485
a
IT Consulting & Other Services 2.1
Accenture plc - Class A
(b)
16,500 4,426,950
a
Application Software 1.1
Roper Technologies, Inc. 5,500 2,448,215
a
8.4 17,867,440
Health Care
Life Sciences Tools & Services 6.5
Thermo Fisher Scientific, Inc. 10,000 5,794,500
Danaher Corp. 25,000 5,723,000
Bio-Techne Corp. 40,000 2,352,400
a
Health Care Services 1.6
Labcorp Holdings, Inc. 13,750 3,449,600
a
8.1 17,319,500
Industrials
Industrial Machinery & Supplies &
Components 3.0
IDEX Corp. 25,000 4,448,500
Fortive Corp. 38,000 2,097,980
a
Environmental & Facilities Services 1.5
Veralto Corp. 32,500 3,242,850
a
Human Resource & Employment Services 1.4
Equifax, Inc. 13,500 2,929,230
a
Cargo Ground Transportation 1.2
Old Dominion Freight Line, Inc. 16,000 2,508,800
a
7.1 15,227,360
a
Materials
% of Net
Assets Shares $ Value
Construction Materials 4.8
Vulcan Materials Co. 18,000 5,133,960
Martin Marietta Materials, Inc. 8,000 4,981,280
a
Industrial Gases 1.2
Linde plc 6,000 2,558,340
a
6.0 12,673,580
Communication Services
Interactive Media & Services 1.5
Alphabet, Inc. - Class C 10,500 3,294,900
a
Cable & Satellite 1.0
Comcast Corp. - Class A 70,000 2,092,300
a
2.5 5,387,200
Consumer Staples
Distillers & Vintners 0.8
Diageo plc - ADR
^ (b)
20,000 1,725,400
a
Total Common Stocks (Cost $47,990,049) 95,256,886
Corporate Bonds - 0.2% a
a
$ Principal
Amount $ Value
a a a a
Gartner, Inc.
4.5% 7/1/28 (Cost $496,546)
(c)
500,000 498,505
Asset-Backed Securities - 4.5% a
a a a a
Automobile
ARI Fleet Lease Trust (ARIFL)
Series 2023-B Class A2 –6.05% 7/15/32
(c)
48,029 48,402
Series 2024-A Class A2 –5.3% 11/15/32
(c)
35,313 35,532
Series 2024-B Class A2 –5.54% 4/15/33
(c)
106,906 107,692
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(c)
27,976 28,183
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(c)
45,803 46,125
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(c)
28,769 28,678
Chesapeake Funding II LLC (CFII)
Series 2023-1A Class A1 –5.65% 5/15/35
(c)
127,002 127,617
Series 2023-2A Class A1 –6.16% 10/15/35
(c)
53,265 53,842
Series 2024-1A Class A1 –5.52% 5/15/36
(c)
59,110 59,833
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(c)
21,299 21,332
Series 2023-2 Class A2 –5.56% 4/22/30
(c)
115,111 115,762
Series 2023-3 Class A2 –6.4% 3/20/30
(c)
265,224 268,536
Series 2024-1 Class A2 –5.23% 3/20/30
(c)
93,719 94,440
Series 2024-2 Class A3 –5.61% 4/20/28
(c)
300,000 305,200
Series 2024-3 Class A3 –4.98% 8/21/28
(c)
130,000 131,891
Series 2024-4 Class A3 –4.56% 11/20/28
(c)
100,000 101,080
LAD Auto Receivables Trust (LADAR)
Series 2023-4A Class A3 –6.1% 12/15/27
(c)
24,148 24,178

Conservative Allocation Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
a
a
$ Principal
Amount $ Value
a a a a
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(c)
144,574 145,226
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class C –1.42% 7/14/28
(c)
447,000 446,430
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(c)
283,766 287,138
Series 2024-2A Class A1 –4.87% 6/21/39
(c)
535,072 540,509
a
3,017,626
a
Collateralized Loan Obligations
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class AT –5.67% 4/25/33 Floating
Rate (TSFR3M + 181)
(b) (c) (d)
356,002 356,223
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –5.48% 9/14/33 Floating Rate
(TSFR3M + 176)
(b) (c) (d)
500,000 500,351
a
856,574
a
Consumer & Specialty Finance
Aqua Finance Issuer Trust (AQFIT)
Series 2025-A Class A –5.25% 12/19/50
(c)
267,307 272,468
Series 2025-B Class A –4.79% 5/17/51
(c)
126,963 127,952
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(c)
65,313 62,098
Series 2023-2A Class A –6.53% 6/15/49
(c)
115,954 121,098
Series 2024-1A Class A –5.5% 12/15/49
(c)
98,179 100,493
Series 2025-2A Class A –4.67% 4/15/52
(c)
138,593 139,442
Greensky Home Improvement Issuer Trust (GSKY)
Series 2024-2 Class A2 –5.25% 10/27/59
(c)
120,866 121,196
Series 2025-1A Class A4 –5.22% 3/25/60
(c)
103,352 104,974
Octane Receivables Trust (OCTL)
Series 2024-2A Class A2 –5.8% 7/20/32
(c)
149,925 151,213
a
1,200,934
a
Equipment
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(c)
13,159 13,186
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(c)
67,291 67,864
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(c)
89,099 90,132
Amur Equipment Finance Receivables XIV LLC (AXIS)
Series 2024-2A Class A2 –5.19% 7/21/31
(c)
191,670 194,255
Amur Equipment Finance Receivables XV LLC (AXIS)
Series 2025-1A Class A2 –4.7% 9/22/31
(c)
425,010 429,651
Dell Equipment Finance Trust (DEFT)
Series 2024-1 Class A3 –5.39% 3/22/30
(c)
157,417 158,583
Series 2024-2 Class A3 –4.59% 8/22/30
(c)
100,000 100,783
Dext ABS LLC (DEXT)
Series 2023-2 Class A2 –6.56% 5/15/34
(c)
103,082 103,667
DLLMT LLC (DLLMT)
Series 2024-1A Class A3 –4.84% 8/21/28
(c)
230,000 232,230
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(c)
76,803 77,152
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2024-2 Class A3 –5% 9/15/28
(c)
240,000 243,722
HPEFS Equipment Trust (HPEFS)
Series 2024-2A Class A3 –5.36% 10/20/31
(c)
120,950 121,661
Kubota Credit Owner Trust (KCOT)
Series 2024-2A Class A3 –5.26% 11/15/28
(c)
190,000 193,234
a
a
$ Principal
Amount $ Value
a a a a
M&T Equipment Notes (MTLRF)
Series 2024-1A Class A2 –4.99% 8/18/31
(c)
155,390 155,907
Series 2025-1A Class A2 –4.7% 12/16/27
(c)
1,000,000 1,005,250
MMAF Equipment Finance LLC (MMAF)
Series 2023-A Class A2 –5.79% 11/13/26
(c)
1,625 1,626
NMEF Funding  LLC (NMEF)
Series 2025-B Class A2 –4.64% 1/18/33
(c)
750,000 753,229
NMEF Funding LLC (NMEF)
Series 2025-A Class A2 –4.72% 7/15/32
(c)
151,104 151,715
a
4,093,847
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 465,000 472,624
a
Total Asset-Backed Securities (Cost $9,549,917) 9,641,605
Commercial Mortgage-Backed Securities - 0.7% a
a a a a
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –6.6% 8/17/41 Floating
Rate (TSFR1M + 287)
(b) (c)
500,000 500,685
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –5.35% 7/16/35 Floating Rate
(TSFR1M + 161)
(b) (c)
32,864 32,908
KREF Ltd. (KREF)
Series 2021-FL2 Class A –4.92% 2/15/39 Floating Rate
(TSFR1M + 118)
(b) (c)
186,439 186,199
Series 2022-FL3 Class A –5.18% 2/17/39 Floating Rate
(TSFR1M + 145)
(b) (c)
240,058 240,408
NRTH Commercial Mortgage Trust (NRTH)
Series 2025-PARK Class A –5.14% 10/15/40 Floating
Rate (TSFR1M + 139)
(c)
300,000 300,715
PFP Ltd. (PFP)
Series 2024-11 Class A –5.61% 9/17/39 Floating Rate
(TSFR1M + 183)
(b) (c)
106,258 106,572
STWD Ltd. (STWD)
Series 2022-FL3 Class A –5.33% 11/15/38 Floating Rate
(SOFR30A + 135)
(b) (c)
181,289 181,665
a
Total Commercial Mortgage-Backed Securities (Cost $1,545,657) 1,549,152
Mortgage-Backed Securities - 8.7% a
a a a a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5436 Class AB –5.5% 4/25/49 420,801 423,380
Series 5301 Class ED –5% 4/25/53 574,736 581,267
Series 2025-33 Class AC –5% 4/25/52 513,756 514,211
a
Pass-Through Securities
Pool# J14649 – 3.5% 4/1/26 205 205
Pool# E02948 – 3.5% 7/1/26 2,479 2,472
Pool# J16663 – 3.5% 9/1/26 2,372 2,363
Pool# ZS8692 – 2.5% 4/1/33 81,433 78,557
Pool# SB8257 – 5.5% 9/1/38 747,984 768,077
Pool# SB8287 – 5% 3/1/39 570,632 578,351
Pool# SB8293 – 5% 4/1/39 469,921 476,620
Series 5407 Class DA –5.5% 11/25/49 626,139 630,940

Conservative Allocation Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
a
a
$ Principal
Amount $ Value
a a a a
Series 5450 Class KA –4.5% 6/25/51 797,299 799,110
4,855,553
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2023-12 Class GB –6% 6/25/45 430,486 439,667
Series 2024-20 Class HD –5.5% 3/25/46 287,597 290,334
Series 2024-21 Class DA –5.5% 12/25/46 174,878 175,270
Series 2024-20 Class CA –5.5% 1/25/47 304,491 305,236
Series 2024-97 Class BA –5.5% 4/25/49 628,256 636,174
Series 2024-20 Class EA –5.5% 8/25/49 347,667 349,141
Series 2025-59 Class MA –5% 3/25/51 396,294 396,440
a
Pass-Through Securities
Pool# AB3902 – 3% 11/1/26 4,140 4,116
Pool# AK3264 – 3% 2/1/27 4,412 4,381
Pool# AB6291 – 3% 9/1/27 33,801 33,524
Pool# MA3189 – 2.5% 11/1/27 29,621 29,249
Pool# MA3791 – 2.5% 9/1/29 96,724 94,635
Pool# BM5708 – 3% 12/1/29 37,329 36,977
Pool# AS7701 – 2.5% 8/1/31 371,229 359,793
Pool# MA3540 – 3.5% 12/1/33 46,226 45,718
Pool# MA5311 – 5% 3/1/39 435,256 441,144
3,641,799
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-23 Class KA –5.5% 4/20/48 402,502 406,063
Series 2025-2 Class GNR –3.5% 10/20/48 594,333 581,938
Series 2025-169 Class JQ –4.5% 11/20/50 746,677 747,924
a
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 3,885 3,864
Pool# MB0528 – 5% 8/20/40 757,406 767,345
2,507,134
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A4A –6% 1/25/55
(c) (d)
542,122 548,236
Series 2024-2 Class A4A –6% 2/25/55
(c) (d)
371,813 376,337
Series 2024-9 Class A6 –5.5% 9/25/55
(c) (d)
76,754 76,711
Flagstar Mortgage Trust (FSMT)
Series 2021-7 Class A5 –2.5% 8/25/51
(c) (d)
321,102 289,409
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2022-PJ1 Class A8 –2.5% 5/28/52
(c) (d)
355,281 318,116
Series 2024-PJ8 Class A8 –5.5% 2/25/55
(c) (d)
236,523 236,440
Series 2025-PJ3 Class A8 –5.5% 7/25/55
(c) (d)
572,145 575,049
Series 2025-PJ9 Class A6 –5% 3/25/56
(c) (d)
704,151 704,049
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5 Class A1 –2.57% 10/25/29
(c) (d)
11,780 11,639
Series 2016-3 Class 2A1 –2.94% 10/25/46
(c) (d)
72,213 68,454
Series 2017-3 Class 2A2 –2.5% 8/25/47
(c) (d)
109,723 96,373
Series 2020-8 Class A4 –3% 3/25/51
(c) (d)
20,570 20,366
Series 2021-6 Class A4 –2.5% 10/25/51
(c) (d)
414,698 375,692
Series 2021-8 Class A4 –2.5% 12/25/51
(c) (d)
303,683 274,732
Series 2022-2 Class A4A –2.5% 8/25/52
(c) (d)
239,567 215,023
Series 2023-6 Class A4A –5.5% 12/26/53
(c) (d)
388,877 390,507
Series 2024-5 Class A6 –6% 11/25/54
(c) (d)
313,289 314,503
Series 2024-10 Class A6 –5.5% 3/25/55
(c) (d)
231,536 231,974
a
a
$ Principal
Amount $ Value
a a a a
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(c) (d)
287,124 260,030
Sequoia Mortgage Trust (SEMT)
Series 2020-3 Class A4 –3% 4/25/50
(c) (d)
11,775 11,645
Series 2023-3 Class A4 –6% 9/25/53
(c) (d)
275,523 278,928
Series 2024-3 Class A4 –6% 4/25/54
(c) (d)
217,276 219,398
Series 2024-5 Class A5 –6% 6/25/54
(c) (d)
157,168 158,308
Series 2024-10 Class A5 –5.5% 11/25/54
(c) (d)
219,775 220,884
Series 2025-6 Class A11 –5.5% 7/25/55
(c) (d)
614,291 616,829
Series 2025-10 Class A11 –5% 11/25/55
(c) (d)
680,137 680,912
7,570,544
a
Total Mortgage-Backed Securities (Cost $18,675,163) 18,575,030
U.S. Treasuries - 35.1% a
a a a a
U.S. Treasury Notes
0.38% 1/31/26 1,000,000 997,421
4% 2/15/26 2,000,000 2,000,643
2.38% 4/30/26 2,000,000 1,992,686
0.75% 5/31/26 2,000,000 1,977,182
1.5% 8/15/26 2,000,000 1,974,818
4.63% 9/15/26 2,000,000 2,014,743
3.5% 9/30/26 2,000,000 1,998,682
1.63% 10/31/26 4,000,000 3,936,876
2% 11/15/26 3,000,000 2,960,613
4% 1/15/27 3,000,000 3,014,690
1.88% 2/28/27 2,000,000 1,963,359
4.5% 4/15/27 2,000,000 2,024,922
2.38% 5/15/27 2,000,000 1,970,156
4.63% 6/15/27 2,000,000 2,032,227
2.75% 7/31/27 2,000,000 1,977,695
0.5% 8/31/27 2,000,000 1,904,609
4.13% 9/30/27 2,000,000 2,021,602
4.13% 10/31/27 2,000,000 2,022,383
2.25% 11/15/27 2,000,000 1,955,937
3.5% 1/31/28 2,000,000 2,000,664
4% 2/29/28 3,000,000 3,031,699
3.5% 4/30/28 2,000,000 1,999,922
3.63% 5/31/28 2,000,000 2,005,430
4.13% 7/31/28 2,000,000 2,030,078
4.38% 8/31/28 2,000,000 2,042,539
4.63% 9/30/28 2,000,000 2,056,836
3.13% 11/15/28 2,000,000 1,977,930
3.75% 12/31/28 3,000,000 3,017,519
4% 1/31/29 2,000,000 2,025,859
2.63% 2/15/29 4,000,000 3,889,922
2.88% 4/30/29 1,000,000 978,086
4% 7/31/29 2,000,000 2,026,211
4.13% 10/31/29 2,000,000 2,034,570
4% 10/31/29 1,000,000 1,013,223
4% 2/28/30 2,000,000 2,025,820
a
Total U.S. Treasuries (Cost $74,177,046) 74,897,552

Conservative Allocation Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
Cash Equivalents - 6.0% a
a
$ Principal
Amount $ Value
U.S. Treasury Bills, 3.23% to 3.41%, 1/22/26
to 3/17/26
(e)
8,000,000 7,958,303
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.61%
(f)
4,876,046 4,876,046
a
Total Cash Equivalents (Cost $12,829,587) 12,834,349
Securities Held as Collateral for Securities on Loan - 0.6% a
Shares $ Value
a a a a
Goldman Sachs Financial Square Government Fund
Institutional Class – 3.69%
(f)
1,194,750 1,194,750
Citibank N.A. DDCA
3.64% 132,750 132,750
a
Total Securities Held as Collateral for Securities on Loan (Cost
$1,327,500) 1,327,500
Total Investments in Securities - 100.4%
(Cost $166,591,465) 214,580,579
Other Liabilities in Excess of Other Assets -  (0.4%) (868,983)
Net Assets - 100% 213,711,596
^
This security or a partial position of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $1,299,000.
(a)
Non-income producing.
(b)
Foreign domiciled entity.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total value of such securities was $18,787,182 or 8.79% of net assets.
(d)
The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(e)
Interest rate presented represents the effective yield at December 31, 2025.
(f)
Rate presented represents the 7-day average yield at December 31, 2025.

Core Plus Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Corporate Bonds - 15.5% a
a a
$ Principal
Amount $ Value
Agree, LP
5.63% 6/15/34 10,650,000 11,165,994
Allegion U.S. Holding Co., Inc.
5.6% 5/29/34 3,000,000 3,140,676
Ally Financial, Inc.
8% 11/1/31 2,000,000 2,273,001
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
550,000 551,068
5.75% 4/20/29
^ (a) (b)
1,000,000 1,018,944
Americold Realty Operating Partnership, LP
5.41% 9/12/34 5,000,000 4,880,994
Antares Holdings, LP
7.95% 8/11/28
(b)
3,000,000 3,175,496
Apollo Debt Solutions BDC
6.9% 4/13/29 500,000 524,895
Ares Capital Corp.
2.88% 6/15/28 1,000,000 955,955
Ares Strategic Income Fund
6.35% 8/15/29 5,000,000 5,152,318
Ashtead Capital, Inc.
4.38% 8/15/27
(b)
1,000,000 999,829
4% 5/1/28
(b)
1,070,000 1,058,713
2.45% 8/12/31
(b)
500,000 446,218
5.55% 5/30/33
(b)
250,000 258,067
5.95% 10/15/33
(b)
1,000,000 1,058,562
AT&T, Inc.
6.8% 5/15/36 713,000 789,727
Atlas Warehouse Lending Co., LP
6.25% 1/15/30
(b)
1,900,000 2,001,435
Axalta Coating Systems LLC
3.38% 2/15/29
(b)
624,000 602,351
Axon Enterprise, Inc.
6.13% 3/15/30
(b)
1,000,000 1,034,844
6.25% 3/15/33
(b)
2,000,000 2,088,984
Barings BDC, Inc.
7% 2/15/29 7,000,000 7,232,688
Barings Private Credit Corp.
6.15% 6/11/30
(b)
10,000,000 9,980,047
Bath & Body Works, Inc.
6.95% 3/1/33 22,975,000 22,837,843
6.88% 11/1/35 301,000 304,825
6.75% 7/1/36 8,106,000 8,055,723
7.6% 7/15/37 10,000,000 10,007,292
Berkshire Hathaway Finance Corp.
4.25% 1/15/49 500,000 419,707
Blue Owl Credit Income Corp.
7.75% 1/15/29 5,000,000 5,292,589
Boeing Co. The
6.26% 5/1/27 2,500,000 2,566,152
6.3% 5/1/29 3,000,000 3,185,382
Brightwood Capital Offshore Fund V U Rn LLC
6.59% 12/31/35 Floating Rate (TSFR3M + 280)
(b)
13,800,000 13,856,210
Broadcom, Inc.
3.42% 4/15/33
(b)
350,000 324,085
3.14% 11/15/35
(b)
1,014,000 873,602
Broadstone Net Lease LLC
5% 11/1/32 800,000 803,241
Burford Capital Global Finance LLC
6.25% 4/15/28
(b)
2,572,000 2,560,015
CACI International, Inc.
6.38% 6/15/33
(b)
1,800,000 1,864,672
a
a a
$ Principal
Amount $ Value
Cantor Fitzgerald LP
4.5% 4/14/27
(b)
1,500,000 1,498,656
7.2% 12/12/28
(b)
1,000,000 1,063,447
CDW LLC / CDW Finance Corp.
4.25% 4/1/28 4,000,000 3,991,146
3.28% 12/1/28 1,000,000 971,877
5.55% 8/22/34 5,000,000 5,099,157
Charles Schwab Corp. (The)
1.95% 12/1/31 5,000,000 4,381,065
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.2% 3/15/28 650,000 646,937
6.1% 6/1/29 5,000,000 5,220,682
Choice Hotels International, Inc.
3.7% 1/15/31 250,000 238,166
5.85% 8/1/34
^
3,000,000 3,059,845
Cinemark USA, Inc.
5.25% 7/15/28
(b)
3,000,000 3,001,739
7% 8/1/32
(b)
3,000,000 3,115,221
Cleveland Cliffs, Inc.
7.63% 1/15/34
(b)
4,650,000 4,862,905
CNX Resources Corp.
7.25% 3/1/32
(b)
3,000,000 3,133,710
Cogent Communications
6.5% 7/1/32
(b)
150,000 140,469
Compass Group Diversified Holdings LLC
5.25% 4/15/29
(b)
17,250,000 16,014,678
Concentrix Corp.
6.6% 8/2/28
^
3,165,000 3,265,730
6.85% 8/2/33 4,812,000 4,899,284
CoStar Group, Inc.
2.8% 7/15/30
(b)
5,846,000 5,361,331
Cousins Properties, LP
5.88% 10/1/34 2,000,000 2,093,011
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75% 10/20/28
(a) (b)
1,100,000 1,106,864
Devon Energy Corp.
5.25% 10/15/27 325,000 325,023
4.5% 1/15/30 920,000 922,787
Diamondback Energy, Inc.
3.25% 12/1/26 75,000 74,485
3.5% 12/1/29 100,000 97,062
Dow Chemical Co. (The)
4.25% 10/1/34
^
1,052,000 961,080
Energy Transfer LP
6% 2/1/29
(b)
1,000,000 1,010,927
7.38% 2/1/31
(b)
900,000 935,089
Enterprise Products Operating LLC
4.45% 2/15/43 990,000 871,616
EPR Properties
4.75% 12/15/26 1,250,000 1,253,911
4.5% 6/1/27 3,330,000 3,336,909
4.95% 4/15/28 3,830,000 3,861,355
3.6% 11/15/31 5,350,000 4,967,358
EquipmentShare.com, Inc.
8% 3/15/33
(b)
4,900,000 5,162,047
Essential Properties LP
2.95% 7/15/31 17,121,000 15,659,826
Expedia Group, Inc.
3.8% 2/15/28 484,000 481,771
3.25% 2/15/30 90,000 86,356

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value
5.4% 2/15/35 5,000,000 5,130,533
Ferguson Enterprises, Inc.
5% 10/3/34 3,000,000 3,028,652
Forestar Group, Inc.
6.5% 3/15/33
(b)
6,000,000 6,124,020
Fortress Transportation and Infrastructure Investors LLC
7% 6/15/32
(b)
7,000,000 7,364,161
Franklin BSP Realty Trust, Inc.
8.25% 4/25/30
(b)
15,000,000 15,142,078
Gap, Inc. (The)
3.88% 10/1/31
(b)
106,000 98,100
Gartner, Inc.
3.75% 10/1/30
(b)
7,350,000 6,973,349
Golar LNG, Ltd.
7.5% 10/2/30
(a) (b)
12,850,000 12,425,032
Golub Capital Private Credit Fund
5.8% 9/12/29 5,000,000 5,064,357
Harbour Energy PLC
6.33% 4/1/35
(a) (b)
3,000,000 3,039,448
Hawaiian Electric Co., Inc.
6% 10/1/33
(b)
850,000 862,243
HEICO Corp.
5.25% 8/1/28 3,000,000 3,084,772
5.35% 8/1/33 1,000,000 1,038,723
Hercules Capital, Inc.
2.63% 9/16/26 1,000,000 986,706
Highwoods Realty LP
3.88% 3/1/27 750,000 745,187
3.05% 2/15/30 1,600,000 1,491,923
2.6% 2/1/31 500,000 449,134
5.35% 1/15/33 750,000 751,154
Host Hotels & Resorts LP
Series H 3.38% 12/15/29 612,000 588,004
5.7% 6/15/32 9,600,000 10,029,810
5.5% 4/15/35 5,000,000 5,063,691
IDEX Corp.
4.95% 9/1/29 2,000,000 2,042,577
Indiana Bell Telephone Co., Inc.
7.3% 8/15/26 535,000 543,776
Ingersoll Rand, Inc.
5.4% 8/14/28 1,000,000 1,033,980
International Flavors & Fragrances, Inc.
5% 9/26/48 914,000 811,746
Kilroy Realty, LP
2.65% 11/15/33 280,000 229,861
5.88% 10/15/35 2,000,000 2,010,157
Kite Realty Group Trust
4.75% 9/15/30 2,315,000 2,342,230
Lamar Media Corp.
5.38% 11/1/33
(b)
800,000 795,758
Latam Airlines Group SA
7.63% 1/7/31
^ (a) (b)
5,000,000 5,262,162
LFS Topco LLC
8.75% 7/15/30
(b)
16,450,000 16,570,545
LPL Holdings, Inc.
6.75% 11/17/28 3,000,000 3,202,840
LXP Industrial Trust
6.75% 11/15/28 741,000 787,362
2.7% 9/15/30 500,000 459,299
Manitowoc Co., Inc. The
9.25% 10/1/31
(b)
1,000,000 1,075,350
a
a a
$ Principal
Amount $ Value
Markel Group, Inc.
3.5% 11/1/27 550,000 545,993
Marriott International, Inc.
Series HH 2.85% 4/15/31 500,000 463,810
MasTec, Inc.
4.5% 8/15/28
(b)
3,881,000 3,861,289
Masterbrand, Inc.
7% 7/15/32
^ (b)
7,250,000 7,519,918
Morgan Stanley Direct Lending Fund
6% 5/19/30
^
5,000,000 5,122,711
MPLX LP
4% 3/15/28 85,000 84,851
4.8% 2/15/29 250,000 254,043
5.5% 6/1/34 5,000,000 5,103,289
4.7% 4/15/48 551,000 458,794
Newell Brands, Inc.
6.63% 9/15/29 325,000 324,268
6.38% 5/15/30
^
15,250,000 14,912,542
6.63% 5/15/32 850,000 825,802
NGL Energy Operating LLC / NGL Energy Finance Corp
8.38% 2/15/32
(b)
8,700,000 9,015,114
NNN REIT, Inc.
5.5% 6/15/34 5,000,000 5,190,362
OneMain Finance Corp.
3.88% 9/15/28 1,994,000 1,944,771
5.38% 11/15/29 3,303,000 3,307,016
6.75% 3/15/32 5,000,000 5,140,825
Oracle Corp.
4.13% 5/15/45 1,000,000 720,670
3.6% 4/1/50 470,000 293,092
Owens Corning
3.5% 2/15/30 200,000 193,911
Pagaya US Holdings Co. LLC
8.88% 8/1/30
^ (b)
1,300,000 1,135,072
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35% 1/12/27
(b)
250,000 252,927
6.05% 8/1/28
(b)
2,000,000 2,086,083
Phillips Edison Grocery Center Operating Partnership I LP
2.63% 11/15/31 4,100,000 3,682,024
5.75% 7/15/34 8,000,000 8,389,557
Physicians Realty LP
4.3% 3/15/27 1,271,000 1,273,409
2.63% 11/1/31 7,577,000 6,825,777
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 798,000 775,567
4.3% 1/31/43 75,000 61,275
Polaris, Inc.
5.6% 3/1/31 4,650,000 4,700,378
Realty Income Corp.
4% 7/15/29 2,000,000 1,993,491
4.85% 3/15/30 1,000,000 1,027,292
RELX Capital, Inc.
4% 3/18/29 500,000 498,891
4.75% 5/20/32 250,000 254,206
Rithm Capital Corp.
8% 4/1/29
(b)
14,250,000 14,640,819
8% 7/15/30
(b)
7,650,000 7,830,411
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.88% 3/1/31
(b)
200,000 190,068
4% 10/15/33
^ (b)
1,450,000 1,348,233

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value
Sirius XM Radio, LLC
4.13% 7/1/30
(b)
10,000,000 9,517,374
Six Flags Entertainment Corp.
6.5% 10/1/28 4,500,000 4,412,985
5.25% 7/15/29 6,200,000 5,785,894
Sixth Street Specialty Lending, Inc.
5.63% 8/15/30 3,000,000 3,037,041
Stagwell Global LLC
5.63% 8/15/29
(b)
22,017,000 21,486,674
Stonebriar ABF Issuer LLC
8.13% 12/15/30
(b)
4,650,000 4,789,314
Store Capital LLC
4.5% 3/15/28 503,000 504,712
4.63% 3/15/29 14,538,000 14,506,017
5.4% 4/30/30
(b)
2,000,000 2,039,926
2.7% 12/1/31 1,250,000 1,106,163
Tapestry, Inc.
5.1% 3/11/30 3,000,000 3,084,319
5.5% 3/11/35 1,000,000 1,022,950
Tempur Sealy International, Inc.
4% 4/15/29
(b)
400,000 390,289
3.88% 10/15/31
(b)
1,500,000 1,405,816
T-Mobile USA, Inc.
2.63% 4/15/26 250,000 249,034
3.38% 4/15/29 4,000,000 3,899,565
Twilio, Inc.
3.88% 3/15/31 300,000 286,901
United Rentals North America, Inc.
6.13% 3/15/34
(b)
2,800,000 2,920,184
United Wholesale Mortgage LLC
5.75% 6/15/27
(b)
200,000 201,265
5.5% 4/15/29
(b)
700,000 695,862
UWM Holdings LLC
6.63% 2/1/30
(b)
3,000,000 3,039,747
VICI Properties LP
4.95% 2/15/30 500,000 506,134
5.75% 4/1/34 5,000,000 5,162,607
5.63% 4/1/35 2,000,000 2,043,353
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30
(b)
1,120,000 1,086,608
VistaJet Malta Finance PLC / Vista Management Holding,
Inc.
7.88% 5/1/27
(a) (b)
4,462,000 4,498,191
Vontier Corp.
2.95% 4/1/31 100,000 91,779
Walker & Dunlop, Inc.
6.63% 4/1/33
(b)
3,000,000 3,092,262
Wayfair LLC
7.75% 9/15/30
^ (b)
9,000,000 9,620,199
6.75% 11/15/32
(b)
9,700,000 9,983,725
WBI Operating LLC
6.25% 10/15/30
(b)
4,750,000 4,781,873
6.5% 10/15/33
(b)
1,750,000 1,744,308
Whirlpool Corp.
6.13% 6/15/30 5,500,000 5,497,606
6.5% 6/15/33 520,000 504,617
a
Total Corporate Bonds (Cost $610,114,228) 628,408,231
Asset-Backed Securities - 16.3% a
a a
$ Principal
Amount $ Value
Automobile
ACM Auto Trust (ACMAT)
Series 2023-2A Class B –9.85% 6/20/30
(b)
3,675,922 3,719,196
Series 2025-4A Class A –5.87% 5/20/30
(b)
13,700,000 13,740,089
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2022-1 Class C –2.98% 9/20/27 391,628 389,838
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2022-2A Class C –9.84% 3/15/29
(b)
1,000,000 1,045,273
Bayview Opportunity Master Fund VII LLC (BVCLN)
Series 2024-CAR1 Class C –5.37% 12/26/31 Floating
Rate (SOFR30A + 150)
(b) (c)
718,065 720,585
Bayview Opportunity Master Fund VII Trust (BVABS)
Series 2024-CAR1F Class A –6.97% 7/29/32
(b)
805,672 806,703
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(b)
139,881 140,913
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(b)
229,014 230,624
BOF VII AL Funding Trust I (BVABS)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(b)
1,362,050 1,386,159
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(b)
67,127 66,916
Enterprise Fleet Financing LLC (EFF)
Series 2023-2 Class A2 –5.56% 4/22/30
(b)
575,555 578,809
First Help Financial Issuer Trust I (FHF)
Series 2024-1A Class B –6.26% 3/15/30
(b)
3,912,000 3,915,518
First Help Financial Trust (FHF)
Series 2023-1A Class A2 –6.57% 6/15/28
(b)
553,940 556,619
Series 2023-2A Class A2 –6.79% 10/15/29
(b)
487,670 491,351
First Investors Auto Owner Trust (FIAOT)
Series 2022-2A Class D –8.71% 10/16/28
(b)
1,000,000 1,028,173
Flagship Credit Auto Trust (FCAT)
Series 2021-1 Class E –2.72% 4/17/28
(b)
1,500,000 1,475,004
Series 2021-3 Class C –1.46% 9/15/27
(b)
38,055 37,953
Series 2021-4 Class D –2.26% 12/15/27
(b)
350,000 332,350
GLS Auto Receivables Issuer Trust (GCAR)
Series 2021-2A Class D –1.42% 4/15/27
(b)
9,032 9,022
Series 2021-4A Class D –2.48% 10/15/27
(b)
213,318 212,091
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class D –3.99% 11/15/29
(b)
1,457,137 1,455,975
Series 2022-1A Class B –5.87% 9/15/27
(b)
751,480 752,473
Series 2022-1A Class C –6.85% 4/15/30
(b)
2,000,000 2,022,579
Series 2023-1A Class D –7.3% 6/17/30
(b)
3,000,000 3,040,082
Series 2023-4A Class C –6.76% 3/15/29
(b)
1,510,000 1,553,865
Lendbuzz Auto Receivables Trust (LBZZ)
Series 2024-A Class A –5.94% 5/15/31
(b)
9,527,746 9,609,530
Series 2025-A Class A –5.5% 12/31/99
(b)
7,119,908 7,143,612
Lendbuzz Securitization Trust (LBZZ)
Series 2023-1A Class A2 –6.92% 8/15/28
(b)
1,147,642 1,159,565
Series 2023-3A Class A2 –7.5% 12/15/28
(b)
2,750,917 2,801,066
Series 2024-1A Class A2 –6.19% 8/15/29
(b)
860,022 864,951
Series 2024-2A Class A2 –5.99% 5/15/29
(b)
2,655,089 2,673,127
Series 2024-2A Class C –7.45% 5/15/31
(b)
1,500,000 1,511,556
Series 2024-3A Class A2 –4.97% 10/15/29
(b)
1,350,768 1,351,341
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class C –1.42% 7/14/28
(b)
4,000,000 3,994,899
Series 2021-1A Class D –1.62% 11/14/30
(b)
1,000,000 998,751
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class C –7.09% 8/15/28
(b)
235,477 235,678
Series 2025-1A Class C –5.52% 2/15/30
(b)
1,000,000 994,708
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(b)
1,572,301 1,574,873
Series 2025-1A Class B –5.49% 6/27/33
(b)
2,525,000 2,531,610

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value
Tricolor Auto Securitization Trust (TAST)
Series 2024-2A Class A –6.36% 12/15/27
(b) (d)
558,839 539,740
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class C –7.06% 10/10/29
(b)
2,689,888 2,697,976
Series 2024-1 Class D –8.3% 11/12/29
(b)
8,660,000 8,827,627
Series 2025-1 Class C –5.15% 6/10/30
(b)
5,660,000 5,695,147
Series 2025-1 Class D –5.96% 7/10/30
(b)
12,000,000 12,072,558
a
106,986,475
a
Cell Tower
VB-S1 Issuer LLC (VBTEL)
Series 2024-1A Class C2 –5.59% 5/15/54
(b)
7,500,000 7,563,851
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO XVI, LP (ABPCI)
Series 2023-16A Class C –8.1% 2/1/36 Floating Rate
(TSFR3M + 425)
(b) (c)
2,000,000 2,010,500
ASP PIF CLO I LLC (ASP)
Series 2025-1A Class A1 –5.14% 1/15/38 Floating Rate
(TSFR3M + 148)
(b) (c)
4,750,000 4,752,256
Audax Senior Debt CLO 9 LLC (AUDAX)
Series 2024-9A Class A1 –5.98% 4/20/36 Floating Rate
(TSFR3M + 210)
(b) (c)
4,000,000 4,010,719
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 –5.53% 4/20/35 Floating Rate
(TSFR3M + 165)
(b) (c)
1,000,000 1,001,072
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –5.57% 6/15/34 Floating Rate
(TSFR3M + 185)
(b) (c)
1,016,666 1,019,970
Cerberus Loan Funding LII LLC (CERB)
Series 2025-3A Class A –5.49% 10/15/37 Floating Rate
(TSFR3M + 152)
(b) (c)
2,500,000 2,499,765
Cerberus Loan Funding XXXII, LP (CERB)
Series 2021-2A Class B –6.07% 4/22/33 Floating Rate
(TSFR3M + 216)
(a) (b) (c)
1,500,000 1,500,328
Cerberus Loan Funding XXXVII, LP (CERB)
Series 2022-1A Class A2 –4.02% 4/15/34
(b)
1,750,000 1,737,636
CIFC-LBC Middle Market CLO LLC (CLBC)
Series 2023-1A Class BR –5.76% 10/20/37 Floating
Rate (TSFR3M + 190)
(b) (c)
4,500,000 4,503,220
Series 2023-1A Class CR –6.16% 10/20/37 Floating Rate
(TSFR3M + 230)
(b) (c)
5,000,000 5,015,741
Series 2023-1A Class D1R –7.26% 10/20/37 Floating
Rate (TSFR3M + 340)
(b) (c)
10,500,000 10,520,719
Deerpath Capital CLO Ltd. (DPATH)
Series 2024-1A Class A1 –5.95% 7/15/36 Floating Rate
(TSFR3M + 205)
(a) (b) (c)
5,000,000 5,009,028
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –5.72% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,500,927
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class B –5.97% 4/25/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
1,500,000 1,500,496
Fortress Credit Opportunities XXXI CLO, Ltd. (FCO)
Series 2025-31A Class D –6.18% 7/20/33 Floating Rate
(TSFR3M + 230)
(a) (b) (c)
22,000,000 21,664,825
Fortress Credit Opportunities XXXV CLO, Ltd. (FCO)
Series 2025-35A Class D –7.83% 7/20/33 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
9,750,000 9,800,004
a
a a
$ Principal
Amount $ Value
Fortress Credit Opportunities XXXVII CLO, Ltd. (FCO)
Series 2025-37A Class C –7.77% 7/20/33 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
10,000,000 10,044,311
Greensledge Capital Markets (GCM)
Series 2025-1A Class A –6.69% 6/20/36
(b) (c)
6,271,605 6,162,581
Guggenheim Investments Private Debt Fund IV Rated
Note Feeder LLC (GCFRF)
Series 2025-1A Class A1 –6.84% 4/10/38 Floating Rate
(TSFR3M + 300)
(b) (c)
13,867,930 13,894,293
Monroe Capital ABS Funding II Ltd. (MCAF)
Series 2023-1A Class A1R –6.77% 7/22/34
(b)
5,250,000 5,289,751
Series 2023-1A Class B1R –7.83% 7/22/34
(b)
2,500,000 2,550,692
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class C –6.63% 9/14/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
2,000,000 2,002,903
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class B –7.85% 4/5/37 Floating Rate
(TSFR3M + 400)
(a) (b) (c)
4,765,000 4,759,228
Series 2024-1A Class C –9.85% 4/5/37 Floating Rate
(TSFR3M + 600)
(a) (b) (c)
3,825,000 3,824,896
Series 2024-1A Class D –12.25% 4/5/37 Floating Rate
(TSFR3M + 840)
(a) (b) (c)
3,000,000 3,014,776
NXT Capital CLO LLC (NXTC)
Series 2024-1A Class D –8.15% 1/15/37 Floating Rate
(TSFR3M + 425)
(b) (c)
8,600,000 8,704,895
Silver Point SCF CLO V, Ltd. (SPCSL)
Series 2025-1A Class A1 –5.38% 4/20/38 Floating Rate
(TSFR3M + 150)
(a) (b) (c)
2,875,000 2,875,056
Silver Point SCF CLO VII, Ltd. (SPCSL)
Series 2025-2A Class A1 –5.6% 7/15/37 Floating Rate
(TSFR3M + 170)
(a) (b) (c)
5,000,000 5,004,052
Starwood Commercial Mortgage Trust (STWD)
Series 2024-SIF4A Class B –5.98% 10/17/36 Floating
Rate (TSFR3M + 210)
(b) (c)
5,000,000 5,014,501
Series 2024-SIF4A Class D –7.88% 10/17/36 Floating
Rate (TSFR3M + 400)
(b) (c)
13,200,000 13,285,562
Series 2025-SIF6A Class A1 –5.47% 10/17/37 Floating
Rate (TSFR3M + 155)
(b) (c)
7,400,000 7,428,150
Starwood Property Mortgage Trust (STWD)
Series 2024-SIF3A Class B –6.13% 4/17/36 Floating
Rate (TSFR3M + 225)
(b) (c)
5,000,000 5,021,395
Series 2024-SIF3A Class C –6.73% 4/17/36 Floating
Rate (TSFR3M + 285)
(b) (c)
5,000,000 5,014,778
Series 2024-SIF3A Class D –8.38% 4/17/36 Floating
Rate (TSFR3M + 450)
(b) (c)
5,000,000 5,030,361
Windhill CLO 1, Ltd. (WNDHL)
Series 2023-1A Class C –8.36% 10/22/35 Floating Rate
(TSFR3M + 450)
(a) (b) (c)
9,200,000 9,231,339
Windhill CLO 2, Ltd. (WNDHL)
Series 2024-1A Class A –5.58% 10/20/36 Floating Rate
(TSFR3M + 170)
(a) (b) (c)
4,000,000 4,004,613
Windhill CLO 4, Ltd. (WINDHL)
Series 2025-1A Class A –5.37% 10/22/37 Floating Rate
(TSFR3M + 150)
(a) (b) (c)
5,000,000 4,995,366
a
205,200,705
a
Consumer & Specialty Finance
Bankers Healthcare Group Securitization Trust (BHG)
Series 2021-A Class A –1.42% 11/17/33
(b)
33,084 32,855
Series 2023-A Class A –5.55% 4/17/36
(b)
59,747 59,801
Series 2023-B Class A –6.92% 12/17/36
(b)
572,202 600,483

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value
Driven Brands Funding LLC (HONK)
Series 2019-2A Class A2 –3.98% 10/20/49
(b)
458,537 455,725
Foundation Finance Trust (FFIN)
Series 2021-1A Class B –1.87% 5/15/41
(b)
1,731,195 1,661,169
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class B –4.22% 2/25/39
(b)
77,350 77,225
LendingPoint Asset Securitization Trust (LDPT)
Series 2020-REV1 Class C –7.7% 10/15/28
(b)
1,502,518 1,502,205
Pagaya AI Debt Selection Trust (PAID)
Series 2021-HG1 Class B –1.82% 1/16/29
(b)
26,369 26,336
Series 2023-7 Class C –8.8% 7/15/31
(b)
1,511,668 1,515,639
Series 2023-7 Class D –9% 7/15/31
(b)
4,998,138 5,047,610
Pagaya AI Debt Trust (PAID)
Series 2024-1 Class A –6.66% 7/15/31
(b)
327,294 328,147
Series 2024-3 Class B –6.57% 10/15/31
(b)
4,121,914 4,137,262
Theorem Funding Trust (THRM)
Series 2022-2A Class B –9.27% 12/15/28
(b)
700,460 701,406
a
16,145,863
a
Data Center
Compass Datacenters Issuer II LLC (CMPDC)
Series 2024-1A Class A1 –5.25% 2/25/49
(b)
3,250,000 3,269,202
Series 2024-2A Class A1 –5.02% 8/25/49
(b)
7,750,000 7,773,981
Compass Datacenters Issuer III LLC (CMDC)
Series 2025-1A Class A2 –5.66% 2/25/50
(b)
6,500,000 6,580,322
CyrusOne Data Centers Issuer I LLC (CYRUS)
Series 2025-1A Class A2 –5.91% 2/20/50
(b)
12,500,000 12,695,669
Databank Issuer LLC (COLO)
Series 2024-1A Class A2 –5.3% 1/26/54
(b)
5,750,000 5,740,953
Retained Vantage Data Centers Issuer LLC (VDCR)
Series 2024-1A Class A2 –4.99% 9/15/49
(b)
3,500,000 3,475,051
Series 2024-1A Class B –5.78% 9/15/49
(b)
2,000,000 1,992,222
Scalelogix ABS US Issuer LLC (SCLGX)
Series 2025-1A Class A2 –5.67% 7/25/55
(b)
10,000,000 10,047,986
Stack Infrastructure Issuer LLC (SIDC)
Series 2023-3A Class A2 –5.9% 10/25/48
(b)
4,250,000 4,287,299
Series 2025-1A Class A2 –5% 5/25/50
(b)
3,000,000 2,968,695
Switch ABS Issuer, LLC (SWTCH)
Series 2024-1A Class A2 –6.28% 3/25/54
(b)
6,600,000 6,669,379
Series 2024-2A Class C –10.03% 6/25/54
(b)
10,000,000 10,284,026
a
75,784,785
a
Equipment
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(b)
269,165 271,454
OWN Equipment Fund I LLC (EQS)
Series 2024-2M Class A –5.7% 12/20/32
(b)
14,178,489 14,399,543
OWN Equipment Fund III LLC (EQS)
Series 2025-2M Class A –5.42% 3/27/34
(b)
5,200,000 5,234,174
a
19,905,171
a
Fiber
ALLO Issuer LLC (ALLO)
Series 2024-1A Class A2 –5.94% 7/20/54
(b)
3,000,000 3,047,809
Series 2024-1A Class B –7.15% 7/20/54
(b)
2,500,000 2,567,991
Series 2024-1A Class C –11.19% 7/20/54
(b)
7,500,000 7,997,409
Series 2025-1A Class B –6.16% 4/20/55
(b)
1,500,000 1,525,166
Series 2025-1A Class C –8.1% 4/20/55
(b)
4,000,000 4,076,502
a
a a
$ Principal
Amount $ Value
Frontier Issuer LLC (FYBR)
Series 2023-1 Class B –8.3% 8/20/53
(b)
2,650,000 2,696,725
Series 2023-1 Class C –11.5% 8/20/53
(b)
4,750,000 4,891,751
Hotwire Funding LLC (HWIRE)
Series 2024-1A Class C –9.19% 6/20/54
(b)
6,000,000 6,231,948
Metronet Infrastructure Issuer LLC (MNET)
Series 2025-2A Class A2 –5.4% 8/20/55
(b)
5,000,000 5,077,507
Series 2025-4A Class A2 –5.16% 12/20/55
(b)
5,100,000 5,121,305
Zayo Issuer LLC (ZAYO)
Series 2025-1A Class A2 –5.65% 3/20/55
(b)
8,250,000 8,402,838
a
51,636,951
a
Financials
NMABS Issuer I LLC (NMNL)
Series 2025-1A Class A –5.14% 11/22/55
(b)
10,625,000 10,628,754
Series 2025-1A Class B –5.33% 11/22/55
(b)
7,250,000 7,252,211
Series 2025-1A Class C –6.07% 11/22/55
(b)
24,500,000 24,537,737
42,418,702
a
Other
Adams Outdoor Advertising, LP (ADMSO)
Series 2023-1 Class A2 –6.97% 7/15/53
(b)
6,000,000 6,108,036
Bojangles Issuer LLC (BOJA)
Series 2024-1A Class A2 –6.58% 11/20/54
(b)
19,451,250 19,690,578
Cogent Ipv4 LLC (CGNT)
Series 2024-1A Class A2 –7.92% 5/25/54
(b)
2,250,000 2,343,543
Series 2025-1A Class A2 –6.65% 4/25/55
(b)
19,000,000 19,511,834
ExteNet Issuer LLC (EXTNT)
Series 2024-1A Class A2 –5.34% 7/25/54
(b)
2,000,000 2,014,116
Series 2024-1A Class C –9.05% 7/25/54
(b)
5,000,000 5,179,874
Jersey Mike's Funding LLC (JMIKE)
Series 2019-1A Class A2 –4.43% 2/15/50
(b)
2,623,275 2,624,873
Series 2024-1A Class A2 –5.64% 2/15/55
(b)
7,940,000 8,111,833
LMDV Issuer Co. LLC (LMDV)
Series 2025-1A Class A2 –5.31% 12/15/55
(b)
13,700,000 13,751,491
Oxford Finance Funding Trust (OXFIN)
Series 2023-1A Class A2 –6.72% 2/15/31
(b)
3,755,838 3,793,867
PSP Master Issuer LLC (PSP)
Series 2025-1A Class A2 –6.82% 1/30/56
(b)
31,850,000 31,721,364
TSC SPV Funding LLC (TROP)
Series 2024-1A Class A2 –6.29% 8/20/54
(b)
16,830,000 17,128,036
Zaxby's Funding LLC (ZAXBY)
Series 2021-1A Class A2 –3.24% 7/30/51
(b)
1,196,875 1,131,135
133,110,580
a
Total Asset-Backed Securities (Cost $651,268,430) 658,753,083
Commercial Mortgage-Backed Securities - 8.2% a
A10 Issuer LLC (A10)
Series 2025-FL6 Class AS –5.94% 5/15/42 Floating
Rate (TSFR1M + 189)
(b)
5,500,000 5,493,488
Series 2025-FL6 Class B –6.44% 5/15/42 Floating Rate
(TSFR1M + 239)
(b)
5,900,000 5,917,978
Series 2025-FL6 Class C –6.84% 5/15/42 Floating Rate
(TSFR1M + 279)
(b)
5,650,000 5,668,274
Series 2025-FL6 Class D –7.44% 5/15/42 Floating Rate
(TSFR1M + 339)
(b)
4,619,000 4,632,798

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value
Acrec LLC (ACREC)
Series 2025-FL3 Class C –6.03% 8/18/42 Floating Rate
(TSFR1M + 229)
(b)
2,400,000 2,374,480
ACREC Ltd. (ACREC)
Series 2021-FL1 Class D –6.5% 10/16/36 Floating Rate
(TSFR1M + 276)
(a) (b)
4,800,000 4,818,017
ACREC, Ltd. (ACREC)
Series 2021-FL1 Class E –6.85% 10/16/36 Floating Rate
(TSFR1M + 311)
(a) (b)
16,482,000 16,574,022
Arbor Realty Collateralized Loan Obligation, Ltd. (ARCLO)
Series 2025-BTR1 Class B –6.92% 1/20/41 Floating
Rate (TSFR1M + 319)
(b)
7,000,000 7,003,568
Series 2025-BTR1 Class C –7.42% 1/20/41 Floating Rate
(TSFR1M + 369)
(b)
7,000,000 7,003,563
Series 2025-BTR1 Class D –8.17% 1/20/41 Floating Rate
(TSFR1M + 444)
(b)
10,000,000 9,984,856
Arbor Realty Commercial Real Estate (ARCLO)
Series 2025-FL1 Class C –6.43% 1/20/43 Floating Rate
(TSFR1M + 269)
(b)
2,500,000 2,500,229
Arbor Realty Commercial Real Estate Notes Ltd. (ARCLO)
Series 2021-FL4 Class C –6.16% 11/15/36 Floating Rate
(TSFR1M + 241)
(a) (b)
10,000,000 10,087,755
AREIT LLC (AREIT)
Series 2023-CRE8 Class B –7.06% 8/17/41 Floating Rate
(TSFR1M + 332)
(a) (b)
5,000,000 5,006,847
Series 2023-CRE8 Class C –7.76% 8/17/41 Floating Rate
(TSFR1M + 402)
(a) (b)
5,000,000 5,000,260
Series 2023-CRE8 Class D –9.1% 8/17/41 Floating Rate
(TSFR1M + 537)
(a) (b)
3,000,000 3,003,832
AREIT, Ltd. (AREIT)
Series 2024-CRE9 Class AS –5.99% 5/17/41 Floating
Rate (TSFR1M + 224)
(a) (b)
5,000,000 5,010,660
Series 2024-CRE9 Class B –6.29% 5/17/41 Floating
Rate (TSFR1M + 254)
(a) (b)
3,000,000 2,993,398
Series 2025-CRE10 Class A –5.12% 12/17/29 Floating
Rate (TSFR1M + 139)
(a) (b)
5,000,000 4,998,718
BDS Ltd. (BDS)
Series 2021-FL10 Class C –6.15% 12/16/36 Floating
Rate (TSFR1M + 241)
(a) (b)
1,250,000 1,255,344
BPR Trust (BPR)
Series 2021-TY Class B –5.02% 9/15/38 Floating Rate
(TSFR1M + 126)
(b)
3,250,000 3,246,856
Brightspire Capital, Inc. (BRSP)
Series 2021-FL1 Class D –6.55% 8/19/38 Floating Rate
(TSFR1M + 281)
(a) (b)
2,800,000 2,822,272
Series 2024-FL2 Class E –10.27% 8/19/37 Floating Rate
(TSFR1M + 654)
(a) (b)
10,000,000 10,080,866
BRSP Ltd. (BRSP)
Series 2021-FL1 Class B –5.75% 8/19/38 Floating Rate
(TSFR1M + 201)
(a) (b)
1,100,000 1,095,102
Series 2021-FL1 Class C –6% 8/19/38 Floating Rate
(TSFR1M + 226)
(a) (b)
5,050,000 5,048,298
Series 2021-FL1 Class E –7.3% 8/19/38 Floating Rate
(TSFR1M + 356)
(a) (b)
4,000,000 3,972,168
Series 2024-FL2 Class A –5.68% 8/19/37 Floating Rate
(TSFR1M + 195)
(a) (b)
5,000,000 5,028,021
Series 2024-FL2 Class D –8.57% 8/19/37 Floating Rate
(TSFR1M + 484)
(a) (b)
13,000,000 13,102,261
BSPRT Issuer, Ltd. (BSPRT)
Series 2022-FL8 Class C –6.28% 2/15/37 Floating Rate
(SOFR30A + 230)
(a) (b)
200,000 200,999
Dwight Issuer LLC (DWIGHT)
Series 2025-FL1 Class A –5.4% 6/18/42 Floating Rate
(TSFR1M + 166)
(b)
2,500,000 2,507,987
a
a a
$ Principal
Amount $ Value
Series 2025-FL1 Class AS –6.02% 6/18/42 Floating
Rate (TSFR1M + 229)
(b)
10,000,000 10,030,028
FS Rialto Issuer LLC (FSRIA)
Series 2021-FL2 Class D –6.65% 5/16/38 Floating Rate
(TSFR1M + 291)
(b)
6,500,000 6,533,579
Series 2021-FL2 Class E –7.3% 5/16/38 Floating Rate
(TSFR1M + 356)
(b)
1,000,000 935,902
Series 2021-FL3 Class E –6.7% 11/16/36 Floating Rate
(TSFR1M + 296)
(a) (b)
8,165,500 8,113,924
Government National Mortgage Association (GNR)
Series 2018-52 Class AE –2.75% 5/16/51 73,512 68,723
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –5.35% 7/16/35 Floating Rate
(TSFR1M + 161)
(a) (b)
131,455 131,632
Series 2021-FL3 Class AS –5.7% 7/16/35 Floating Rate
(TSFR1M + 196)
(a) (b)
13,425,000 13,426,323
Series 2021-FL4 Class B –5.8% 12/15/36 Floating Rate
(TSFR1M + 206)
(a) (b)
1,000,000 993,343
Series 2021-FL4 Class C –6.2% 12/15/36 Floating Rate
(TSFR1M + 246)
(a) (b)
13,000,000 12,344,226
HGI CRE CLO Ltd. (HGI)
Series 2021-FL2 Class D –6% 9/17/36 Floating Rate
(TSFR1M + 226)
(a) (b)
1,749,683 1,756,989
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(b) (d)
840,000 2,103
LMNT LLC (LMNT)
Series 2025-FL3 Class C –6.48% 7/21/43 Floating Rate
(TSFR1M + 275)
(b)
8,800,000 8,805,440
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class AS –5.61% 7/15/36 Floating
Rate (TSFR1M + 186)
(a) (b)
85,279 85,392
Series 2021-CRE5 Class B –5.86% 7/15/36 Floating
Rate (TSFR1M + 211)
(a) (b)
1,407,000 1,408,628
Series 2021-CRE5 Class C –6.21% 7/15/36 Floating
Rate (TSFR1M + 246)
(a) (b)
4,900,000 4,912,508
Series 2021-CRE5 Class E –7.61% 7/15/36 Floating Rate
(TSFR1M + 386)
(a) (b)
8,500,000 8,478,985
Series 2021-CRE6 Class AS –5.51% 11/15/38 Floating
Rate (TSFR1M + 176)
(a) (b)
5,500,000 5,525,879
Series 2021-CRE6 Class E –7.31% 11/15/38 Floating Rate
(TSFR1M + 356)
(a) (b)
3,000,000 2,992,759
Series 2022-CRE7 Class E –7.69% 1/17/37 Floating Rate
(SOFR30A + 375)
(a) (b)
5,450,000 5,437,285
Series 2025-CRE8 Class A –5.12% 8/17/42 Floating
Rate (TSFR1M + 139)
(b)
2,500,000 2,501,894
LoanCore Issuer, Ltd. (LNCR)
Series 2021-CRE5 Class D –6.86% 7/15/36 Floating
Rate (TSFR1M + 311)
(a) (b)
1,300,000 1,310,128
MF1, Ltd. (MF1)
Series 2022-FL8 Class E –6.88% 2/19/37 Floating Rate
(TSFR1M + 315)
(a) (b)
100,000 99,912
NRTH Commercial Mortgage Trust (NRTH)
Series 2025-PARK Class A –5.14% 10/15/40 Floating
Rate (TSFR1M + 139)
(b)
9,500,000 9,522,646
PFP Ltd. (PFP)
Series 2024-11 Class C –6.77% 9/17/39 Floating Rate
(TSFR1M + 299)
(a) (b)
3,902,498 3,885,154
Series 2024-11 Class D –7.87% 9/17/39 Floating Rate
(TSFR1M + 409)
(a) (b)
5,000,000 4,968,920
Series 2025-12 Class A –5.22% 12/18/42 Floating Rate
(TSFR1M + 149)
(a) (b)
5,000,000 5,013,858
Series 2025-12 Class AS –5.48% 12/18/42 Floating Rate
(TSFR1M + 174)
(a) (b)
5,000,000 5,006,521

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value
SKY Trust (SKY)
Series 2025-LINE Class A –6.34% 4/15/42 Floating
Rate (TSFR1M + 259)
(b)
9,121,819 9,186,187
Series 2025-LINE Class C –8.19% 4/15/42 Floating Rate
(TSFR1M + 444)
(b)
5,519,737 5,559,352
STWD Ltd. (STWD)
Series 2021-FL2 Class C –5.95% 4/18/38 Floating Rate
(TSFR1M + 221)
(a) (b)
2,109,000 2,114,743
Series 2022-FL3 Class AS –5.78% 11/15/38 Floating
Rate (SOFR30A + 180)
(a) (b)
130,000 130,414
Series 2022-FL3 Class B –5.93% 11/15/38 Floating Rate
(SOFR30A + 195)
(a) (b)
3,525,000 3,534,000
Series 2022-FL3 Class E –7.23% 11/15/38 Floating Rate
(SOFR30A + 325)
(a) (b)
2,320,000 2,314,578
SWCH Commercial Mortgage Trust (SWCH)
Series 2025-DATA Class B –5.59% 2/15/42 Floating
Rate (TSFR1M + 184)
(b)
15,000,000 14,893,412
TPG Real Estate Finance (TRTX)
Series 2022-FL5 Class AS –5.89% 2/15/39 Floating
Rate (TSFR1M + 215)
(a) (b)
6,585,000 6,599,586
TRTX Issuer, Ltd. (TRTX)
Series 2022-FL5 Class C –6.49% 2/15/39 Floating Rate
(TSFR1M + 275)
(a) (b)
5,000,000 5,027,779
a
Total Commercial Mortgage-Backed Securities (Cost $330,073,067) 330,085,649
Mortgage-Backed Securities - 31.4% a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5026 Class DH –1.75% 9/25/43 312,747 290,414
Series 4949 Class BC –2.25% 3/25/49 170,185 155,131
a
Pass-Through Securities
Pool# C91945 – 3% 8/1/37 175,931 167,188
Pool# RA7183 – 4% 4/1/52 10,432,455 9,959,715
Pool# RA7773 – 4% 8/1/52 10,443,225 9,974,677
Pool# SD8245 – 4.5% 9/1/52 17,041,342 16,724,012
Pool# SD8244 – 4% 9/1/52 6,913,231 6,601,448
Pool# SD8257 – 4.5% 10/1/52 46,631,623 45,729,616
Pool# SD8258 – Series 8258 5% 10/1/52 7,677,809 7,693,427
Pool# SD8266 – 4.5% 11/1/52 9,714,471 9,525,564
Pool# SD8267 – Series 8267 5% 11/1/52 3,149,553 3,159,029
Pool# SD4712 – 4.5% 12/1/52 24,237,846 23,766,401
Pool# SD8290 – 6% 1/1/53 3,099,965 3,197,547
Pool# SD2473 – 5% 2/1/53 11,765,489 11,742,714
Pool# SD8306 – 4.5% 3/1/53 18,131,157 17,752,332
Pool# SD8323 – Series 8323 5% 5/1/53 5,765,751 5,775,996
Pool# SD8324 – Series 8324 5.5% 5/1/53 6,875,896 6,999,227
Pool# SD8329 – 5% 6/1/53 12,406,214 12,425,060
Pool# SD3386 – 5.5% 7/1/53 4,185,598 4,263,576
Pool# SD8341 – Series 8341 5% 7/1/53 8,741,732 8,752,758
Pool# SD8342 – Series 8342 5.5% 7/1/53 11,064,583 11,257,939
Pool# SD8350 – 6% 8/1/53 6,166,864 6,346,712
Pool# SD5089 – 4.5% 8/1/53 45,335,428 44,404,967
Pool# SD3857 – 6% 9/1/53 6,624,890 6,822,752
Pool# SD8362 – 5.5% 9/1/53 15,944,037 16,218,985
Pool# SD8361 – 5% 9/1/53 2,140,816 2,142,964
Pool# SD8366 – 5% 10/1/53 22,274,897 22,291,506
Pool# SD6291 – 4.5% 10/1/53 7,406,517 7,251,353
a
a a
$ Principal
Amount $ Value
Pool# SD8374 – 6.5% 11/1/53 2,678,798 2,787,625
Pool# SD8372 – 5.5% 11/1/53 14,272,267 14,483,243
Pool# SD4977 – 5% 11/1/53 20,865,551 20,897,653
Pool# SD8383 – 5.5% 12/1/53 18,662,474 18,971,380
Pool# SD8395 – 5.5% 1/1/54 21,013,786 21,356,764
Pool# SD8400 – 5% 2/1/54 17,878,703 17,864,381
Pool# SD8408 – 5.5% 3/1/54 20,621,165 20,938,003
Pool# SD8417 – 4.5% 3/1/54 13,305,474 13,016,408
Pool# SD8421 – 6% 4/1/54 3,551,871 3,652,563
Pool# SD8420 – 5.5% 4/1/54 9,682,357 9,831,123
Pool# SD8419 – 5% 4/1/54 31,921,917 31,879,881
Pool# SD8430 – 5% 5/1/54 5,241,260 5,234,088
Pool# SD8438 – 5.5% 6/1/54 15,407,753 15,642,915
Pool# SD8447 – 6% 7/1/54 3,532,921 3,629,635
Pool# SD6319 – 5.5% 9/1/54 6,745,647 6,846,534
Pool# SD8461 – 5% 9/1/54 7,342,404 7,328,501
Pool# SD8474 – 5% 11/1/54 66,792,985 66,663,694
Pool# SD8493 – 5.5% 12/1/54 29,715,557 30,153,906
Pool# SD8491 – 5% 12/1/54 19,385,941 19,354,914
Pool# SD8494 – 5.5% 1/1/55 13,957,681 14,163,580
Pool# SD8521 – 4% 4/1/55 7,592,564 7,208,322
Pool# SD8533 – 5.5% 5/1/55 7,254,649 7,361,670
680,659,793
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2013-130 Class CA –2.5% 6/25/43 70,205 67,421
Series 2013-130 Class CD –3% 6/25/43 127,646 124,140
a
Pass-Through Securities
Pool# 468516 – 5.17% 6/1/28 184,764 187,192
Pool# MA3443 – 4% 8/1/48 77,678 75,027
Pool# FM5733 – 2% 1/1/51 1,013,307 838,584
Pool# BV2634 – 4% 7/1/52 7,889,736 7,533,911
Pool# MA4733 – 4.5% 9/1/52 5,679,384 5,570,113
Pool# CB5580 – 4.5% 10/1/52 4,855,082 4,760,664
Pool# MA4785 – Series 4785 5% 10/1/52 10,134,004 10,170,816
Pool# MA4806 – Series 4806 5% 11/1/52 3,087,399 3,093,520
Pool# MA4840 – 4.5% 12/1/52 21,956,210 21,531,427
Pool# MA4941 – 5.5% 3/1/53 5,853,758 5,961,303
Pool# MA5009 – 5% 5/1/53 25,402,450 25,479,025
Pool# MA5040 – 6% 6/1/53 1,323,433 1,364,471
Pool# MA5039 – 5.5% 6/1/53 6,074,433 6,183,388
Pool# MA5038 – Series 5038 5% 6/1/53 2,826,892 2,834,393
Pool# FS6837 – 5.5% 7/1/53 17,201,962 17,499,485
Pool# MA5071 – 5% 7/1/53 19,662,532 19,692,401
Pool# MA5167 – 6.5% 10/1/53 1,610,027 1,675,436
Pool# MA5166 – 6% 10/1/53 4,694,966 4,833,630
Pool# MA5164 – 5% 10/1/53 8,811,285 8,815,584
Pool# MA5192 – 6.5% 11/1/53 3,572,599 3,717,736
Pool# MA5191 – 6% 11/1/53 3,465,751 3,567,091
Pool# MA5216 – 6% 12/1/53 6,534,895 6,727,631
Pool# MA5215 – 5.5% 12/1/53 18,751,901 19,066,612
Pool# MA5271 – 5.5% 2/1/54 13,933,739 14,154,243
Pool# CB7972 – 5% 2/1/54 9,134,074 9,131,585
Pool# MA5296 – 5.5% 3/1/54 31,055,691 31,532,853
Pool# MA5294 – 5% 3/1/54 8,856,941 8,847,562
Pool# MA5331 – 5.5% 4/1/54 17,811,642 18,085,313
Pool# MA5327 – 5% 4/1/54 4,047,185 4,041,751
Pool# MA5326 – 4.5% 4/1/54 5,945,305 5,808,780

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value
Pool# DB1847 – 5.5% 5/1/54 4,611,837 4,684,613
Pool# MA5387 – 5% 6/1/54 27,978,605 27,938,876
Pool# MA5386 – 4.5% 6/1/54 7,390,486 7,220,770
Pool# MA5420 – 5.5% 7/1/54 8,208,883 8,330,944
Pool# MA5419 – 5% 7/1/54 12,002,517 11,985,165
Pool# MA5443 – 5% 8/1/54 32,374,752 32,312,084
Pool# MA5470 – 5.5% 9/1/54 13,422,057 13,624,170
Pool# MA5468 – 4.5% 9/1/54 16,685,583 16,302,402
Pool# MA5496 – 5% 10/1/54 30,991,585 30,944,382
Pool# MA5495 – 4.5% 10/1/54 1,668,533 1,630,215
Pool# MA5530 – 5% 11/1/54 8,895,620 8,881,613
Pool# MA5529 – 4.5% 11/1/54 7,495,391 7,323,258
Pool# MA5586 – 5.5% 1/1/55 8,807,837 8,937,767
Pool# MA5585 – 5% 1/1/55 18,296,512 18,261,095
Pool# MA5613 – 5% 2/1/55 44,988,688 44,901,605
Pool# MA5759 – 5% 7/1/55 9,677,516 9,656,516
525,908,563
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2021-29 Class CY –3% 9/20/50 997,577 804,715
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A3 –6% 1/25/55
(b) (c)
4,596,143 4,685,304
Series 2024-2 Class A3 –6% 2/25/55
(b) (c)
6,171,458 6,267,141
Series 2024-5 Class A2 –6% 4/25/55
(b) (c)
6,405,827 6,530,093
Series 2024-8 Class A3 –5.5% 8/25/55
(b) (c)
2,485,830 2,512,851
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(b) (c)
22,524 21,088
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2023-PJ3 Class A3 –5% 10/27/53
(b) (c)
3,773,839 3,754,257
Series 2024-PJ5 Class A3 –6% 9/25/54
(b) (c)
4,278,442 4,358,808
JPMorgan Mortgage Trust (JPMMT)
Series 2016-3 Class 2A1 –2.94% 10/25/46
(b) (c)
28,885 27,382
Series 2017-3 Class 2A2 –2.5% 8/25/47
(b) (c)
38,403 33,730
Series 2018-6 Class 2A2 –3% 12/25/48
(b) (c)
8,672 8,342
Series 2023-3 Class A3A –5% 10/25/53
(b) (c)
3,459,611 3,441,659
Series 2023-4 Class 1A2 –6% 11/25/53
(b) (c)
1,978,294 2,016,671
Series 2023-9 Class A2 –6% 4/25/54
(b) (c)
2,123,711 2,164,909
Series 2023-10 Class A2 –6% 5/25/54
(b) (c)
1,391,675 1,418,672
Series 2024-2 Class A3 –6% 8/25/54
(b) (c)
1,499,932 1,518,421
Series 2024-4 Class A3 –6% 10/25/54
(b) (c)
2,665,755 2,715,828
Series 2024-6 Class A3 –6% 12/25/54
(b) (c)
2,998,559 3,054,884
Morgan Stanley Residential Mortgage Loan Trust (MSRM)
Series 2023-1 Class A1 –4% 2/25/53
(b) (c)
4,866,323 4,548,112
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(b) (c)
1,148,497 1,040,120
Sequoia Mortgage Trust (SEMT)
Series 2023-3 Class A1 –6% 9/25/53
(b) (c)
3,316,423 3,380,759
Series 2024-1 Class A1 –5.72% 1/25/54
(b) (c)
7,937,739 8,091,723
a
Pass-Through Securities
Greenpoint Mortgage Pass-Through Certificates (GMSI)
Series 2003-1 Class A1 –7.03% 10/25/33
(c)
16,240 15,952
61,606,706
a
Total Mortgage-Backed Securities (Cost $1,242,456,044) 1,268,979,777
Municipal Bonds - 0.0% a
a a
$ Principal
Amount $ Value
Detroit, MI City School District General Obligation Series
QSCB Q-SBLF, 6.65% 5/1/29 (Cost $521,767) 460,000 491,145
Term Loan - 0.2% a
Communication Services
Versant Media Group, Inc. (VSNT)
10/23/30 2,500,000 2,503,912
a
Industrials
TransDigm, Inc.
6.27% 2/28/31 7,443,467 7,479,829
a
Total Term Loan (Cost $9,943,308) 9,983,741
U.S. Treasuries - 26.7% a
U.S. Treasury Bonds
3.5% 2/15/39 2,100,000 1,914,609
4.5% 8/15/39 15,000,000 15,032,813
4.38% 11/15/39 52,500,000 51,817,090
4.63% 2/15/40 25,000,000 25,283,203
4.38% 5/15/40 50,000,000 49,171,875
4.25% 11/15/40 65,000,000 62,742,774
1.88% 2/15/41 11,500,000 8,038,320
4.38% 5/15/41 5,000,000 4,873,438
1.75% 8/15/41 4,000,000 2,700,391
2% 11/15/41 7,500,000 5,237,109
2.38% 2/15/42 28,000,000 20,619,922
3.25% 5/15/42 15,000,000 12,514,453
4% 11/15/42 107,500,000 98,566,162
3.88% 2/15/43 10,000,000 8,999,414
3.13% 2/15/43 25,000,000 20,227,539
3.88% 5/15/43 49,000,000 43,971,758
2.88% 5/15/43 2,000,000 1,553,203
4.38% 8/15/43 80,500,000 76,918,379
3.63% 8/15/43 17,000,000 14,679,766
4.75% 11/15/43 25,000,000 25,010,742
3.75% 11/15/43 6,000,000 5,260,078
4.5% 2/15/44 82,500,000 79,841,309
3.63% 2/15/44 15,500,000 13,311,230
4.63% 5/15/44 35,000,000 34,375,195
3.38% 5/15/44 15,500,000 12,797,188
4.13% 8/15/44 55,000,000 50,494,727
3.13% 8/15/44 27,500,000 21,774,414
4.63% 11/15/44 80,000,000 78,418,750
3% 11/15/44 24,000,000 18,568,125
4.75% 2/15/45 30,000,000 29,857,031
2.5% 2/15/45 21,000,000 14,878,828
5% 5/15/45 10,000,000 10,268,750
3% 5/15/45 23,000,000 17,708,203
4.88% 8/15/45 5,000,000 5,050,000
3% 11/15/45 9,500,000 7,261,934
2.5% 5/15/46 8,400,000 5,828,813
2.25% 8/15/46 2,500,000 1,645,996
3% 2/15/47 1,000,000 753,164
4.13% 8/15/53 13,000,000 11,512,109

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value
U.S. Treasury Inflation Indexed Notes
2.38% 10/15/28 13,818,480 14,233,946
U.S. Treasury Notes
1.25% 9/30/28 5,000,000 4,704,101
1.88% 2/28/29 3,500,000 3,324,658
4% 10/31/29 10,000,000 10,132,227
1.75% 11/15/29 3,000,000 2,802,129
1.5% 2/15/30 5,250,000 4,823,335
4% 2/28/30 5,000,000 5,064,551
0.88% 11/15/30 8,000,000 6,994,687
1.13% 2/15/31 4,500,000 3,962,725
1.38% 11/15/31 5,500,000 4,791,875
1.88% 2/15/32 1,000,000 892,051
4.13% 11/15/32 7,000,000 7,080,937
4.5% 11/15/33 10,000,000 10,327,539
4.25% 11/15/34 21,000,000 21,225,176
4.25% 5/15/39 10,000,000 9,800,391
a
Total U.S. Treasuries (Cost $1,124,987,112) 1,079,639,132
Cash Equivalents - 1.1% a
Shares $ Value
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.61% (Cost
$43,894,470)
(e)
43,894,470 43,894,470
Securities Held as Collat eral for Securities on Loan - 0.6% a ipal Amount
Goldman Sachs Financial Square Government Fund
Institutional Class –3.69%
(e)
22,818,465 22,818,465
Citibank N.A. DDCA
3.64% 2,535,385 2,535,385
a
Total Securities Held as Collateral for Securities on Loan (Cost
$25,353,850) 25,353,850
Total Investments in Securities 100.0%
(Cost $4,038,612,276) 4,045,589,078
Other Liabilities in Excess of Other Assets -  0.0% (850,900)
Net Assets - 100% 4,044,738,178
^ This security or a partial position of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $24,831,688.
(a) Foreign domiciled entity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total value of such securities was
$1,345,036,947 or 33.25% of net assets.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Defaulted bond.
(e) Rate presented represents the 7-day average yield at December 31, 2025.

Large Cap Equity Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Common Stocks - 97.8% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 10.1
Visa, Inc. - Class A 115,000 40,331,650
Mastercard, Inc. - Class A 64,000 36,536,320
a
Multi-Sector Holdings 4.8
Berkshire Hathaway, Inc. - Class B
(a)
72,500 36,442,125
a
Insurance Brokers 4.0
Aon plc - Class A
(b)
85,000 29,994,800
a
Financial Services 3.3
Global Payments, Inc. 325,000 25,155,000
a
22.2 168,459,895
Information Technology
Software 7.3
Salesforce, Inc. 87,500 23,179,625
Constellation Software, Inc. Canada
(b)
7,500 18,039,780
Oracle Corp. 70,000 13,643,700
a
Systems Software 6.4
Microsoft Corp. 100,000 48,362,000
a
Semiconductor Materials & Equipment 4.0
Analog Devices, Inc. 112,500 30,510,000
a
IT Consulting & Other Services 3.0
Accenture plc - Class A
(b)
85,000 22,805,500
a
20.7 156,540,605
Health Care
Life Sciences Tools & Services 17.3
Danaher Corp. 280,000 64,097,600
Thermo Fisher Scientific, Inc. 85,000 49,253,250
Bio-Techne Corp. 300,000 17,643,000
a
Health Care Equipment & Supplies 1.8
IDEXX Laboratories, Inc.
(a)
20,000 13,530,600
a
19.1 144,524,450
Industrials
Industrial Machinery & Supplies &
Components 4.5
IDEX Corp. 190,000 33,808,600
a
Human Resource & Employment Services 4.1
Equifax, Inc. 142,500 30,919,650
a
Cargo Ground Transportation 2.5
Old Dominion Freight Line, Inc. 123,600 19,380,480
a
11.1 84,108,730
Communication Services
Interactive Media & Services 10.6
Alphabet, Inc. - Class C 140,000 43,932,000
a
Communication Services
% of Net
Assets Shares $ Value
Meta Platforms, Inc. - Class A 55,000 36,304,950
a
10.6 80,236,950
Consumer Discretionary
Broadline Retail 5.6
Amazon.com, Inc.
(a)
152,500 35,200,050
Mercadolibre, Inc.
(a) (b)
3,700 7,452,762
a
5.6 42,652,812
Materials
Construction Materials 4.4
Vulcan Materials Co. 117,500 33,513,349
Real Estate
Real Estate Management & Development 4.1
CoStar Group, Inc.
(a)
460,000 30,930,400
a
Total Common Stocks (Cost $397,278,590) 740,967,191
Cash Equivalents - 2.3% a
a
a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.61% (Cost
$17,408,812)
(c)
17,408,812 17,408,812
Total Investments in Securities - 100.1%
(Cost $414,687,402) 758,376,003
Other Liabilities in Excess of Other Assets -  (0.1%) (871,657)
Net Assets - 100% 757,504,346
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Rate presented represents the 7-day average yield at December 31, 2025.

Multi Cap Equity Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Common Stocks - 96.2% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 9.9
Visa, Inc. - Class A 78,500 27,530,735
Mastercard, Inc. - Class A 45,000 25,689,600
a
Multi-Sector Holdings 8.4
Berkshire Hathaway, Inc. - Class B
(a)
90,000 45,238,500
a
Insurance Brokers 4.4
Aon plc - Class A
(b)
67,500 23,819,400
a
22.7 122,278,235
Communication Services
Interactive Media & Services 11.4
Alphabet, Inc. - Class C 122,500 38,440,500
Meta Platforms, Inc. - Class A 35,000 23,103,150
a
Cable & Satellite 4.0
Liberty Broadband Corp.
(a)
Class C 350,000 17,010,000
Class A 100,000 4,828,000
a
Integrated Telecommunication Services 0.5
LICT Corp.
^ (a)
239 2,640,950
a
15.9 86,022,600
Industrials
Aerospace & Defense 7.5
HEICO Corp. - Class A 159,880 40,358,508
a
Industrial Machinery & Supplies &
Components 2.6
IDEX Corp. 80,000 14,235,200
a
Human Resource & Employment Services 2.2
Equifax, Inc. 55,000 11,933,900
a
Cargo Ground Transportation 1.9
Old Dominion Freight Line, Inc. 65,000 10,192,000
a
14.2 76,719,608
Information Technology
IT Consulting & Other Services 3.8
Accenture plc - Class A
(b)
55,000 14,756,500
Gartner, Inc.
(a)
24,000 6,054,720
a
Application Software 3.2
ACI Worldwide, Inc.
(a)
360,000 17,211,600
a
Communications Equipment 2.7
Sirius XM Holdings, Inc. 720,000 14,396,400
a
Semiconductor Materials & Equipment 2.6
Texas Instruments, Inc. 80,000 13,879,200
a
Information Technology
% of Net
Assets Shares $ Value
a
Electronic Equipment, Instruments &
Components 1.4
CDW Corp. of Delaware 55,000 7,491,000
a
13.7 73,789,420
Health Care
Life Sciences Tools & Services 6.9
Danaher Corp. 105,000 24,036,600
Bio-Techne Corp. 230,000 13,526,300
a
Health Care Services 3.8
Labcorp Holdings, Inc. 82,000 20,572,160
a
Health Care Equipment & Supplies 1.9
IDEXX Laboratories, Inc.
(a)
15,000 10,147,950
a
12.6 68,283,010
Materials
Construction Materials 7.3
Vulcan Materials Co. 70,000 19,965,400
Martin Marietta Materials, Inc. 31,200 19,426,992
a
Other Specialty Retail 2.5
Perimeter Solutions, Inc.
(a)
500,000 13,765,000
a
9.8 53,157,392
Real Estate
Real Estate Management & Development 4.9
CoStar Group, Inc.
(a)
255,000 17,146,200
Altus Group, Ltd. Canada
(b)
225,000 9,296,383
a
4.9 26,442,583
Consumer Discretionary
Distributors 2.4
LKQ Corp. 432,000 13,046,400
a
Total Common Stocks (Cost $232,763,490) 519,739,248
Cash Equivalents - 3.8% a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.61% (Cost
$20,292,682)
(c)
20,292,682 20,292,682

Multi Cap Equity Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
Securities Held as Collateral for Securities on Loan - 0.0% a
a Shares $ Value
a a a a
Goldman Sachs Financial Square Government Fund
Institutional Class – 3.69%
(c)
20,288 20,288
Citibank N.A. DDCA
3.64% 2,254 2,254
a
Total Securities Held as Collateral for Securities on Loan (Cost
$22,542) 22,542
Total Investments in Securities - 100.0%
(Cost $253,078,714) 540,054,472
Other Liabilities in Excess of Other Assets -  0.0% (178,157)
Net Assets - 100% 539,876,315
^ This security or a partial position of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $22,100.
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Rate presented represents the 7-day average yield at December 31, 2025.

Nebraska Tax Free Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Municipal Bonds - 89.6% a
a
% of Net
Assets
$ Principal
Amount $ Value
a a a a
Nebraska 86.9
Ashland-Greenwood Public Schools General Obligation
3% 12/15/42 100,000 82,601
Bennington Rural Fire Protection District No. 7 General
Obligation 3% 12/15/28 125,000 124,654
Buffalo Cnty Ne Sch Dist 4% 6/15/36 150,000 152,811
Cass County School District No. 22 General Obligation
2.2% 12/15/26 250,000 247,712
City of Bellevue NE General Obligation Series A 3%
9/15/32 500,000 499,995
City of Blair NE General Obligation 5% 6/15/34 360,000 377,746
City of Blair NE Water System Revenue
    3% 12/15/26 100,000 99,195
    3.1% 12/15/27 100,000 98,566
    3.2% 12/15/28 100,000 98,070
City of Columbus NE Combined Utilities System Revenue
    4% 6/15/33 200,000 207,967
AGM,
    4% 12/15/26 100,000 101,306
    4% 12/15/27 100,000 101,449
City of Columbus NE General Obligation
    3% 12/15/29 150,000 150,319
    3% 12/15/30 150,000 150,257
City of Grand Island NE Combined Utility System Revenue
Series A AGM,
    4% 8/15/35 205,000 212,180
    4% 8/15/36 125,000 128,777
City of Grand Island NE General Obligation
    3% 11/15/27 150,000 150,043
    3% 11/15/30 150,000 150,033
City of Kearney NE General Obligation 4% 5/15/34 220,000 222,608
City of Lincoln NE Electric System Revenue 3% 9/1/28 30,000 30,069
City of Norfolk NE General Obligation 3.38% 5/15/34 500,000 501,141
City of North Platte NE Combined Utilities Revenue AGM,
4.38% 12/15/39 200,000 204,947
City of Omaha NE General Obligation
Series A
    3% 4/15/35 100,000 98,210
Series A Class A –
    3% 4/15/34 100,000 98,882
City of Omaha NE Riverfront Redevelopment Special Tax
Revenue Series A 4% 1/15/33 260,000 269,059
City of Omaha NE Sewer Revenue
    4% 4/1/31 350,000 351,001
Series A
    4% 4/1/34 100,000 104,150
County of Saline NE Revenue 3% 2/15/31 200,000 199,042
County of Sarpy NE Certificates of Participation 1.75%
6/15/26 500,000 496,647
County of Seward NE General Obligation 3% 12/15/30 605,000 605,128
Cozad City School District General Obligation 4% 6/15/26 250,000 251,298
Dawson County Public Power District Revenue
Series A
    2% 6/15/26 170,000 168,863
    2.1% 6/15/27 105,000 102,945
Series B
    2.5% 6/15/28 135,000 132,026
    3% 6/15/29 245,000 243,688
    3% 6/15/30 355,000 351,459
Dodge County School District No. 595 General Obligation
1.9% 6/15/32 200,000 181,162
Douglas County Hospital Authority No. 2 Revenue
    5% 5/15/26 500,000 500,360
a
a
% of Net
Assets
$ Principal
Amount $ Value
a a a a
    5% 5/15/30 140,000 141,154
    4% 5/15/32 700,000 701,233
    4% 5/15/33 150,000 150,160
Douglas County School District No. 59 NE General
Obligation 3% 12/15/32 100,000 99,907
Fillmore County School District NO 25 5% 6/15/36 200,000 213,419
Lincoln Airport Authority Revenue 5% 7/1/27 150,000 154,305
Madison County Hospital Authority No. 1 Revenue 5%
7/1/35 140,000 140,052
Metropolitan Utilities District of Omaha Gas System
Revenue 4% 12/1/27 450,000 450,554
Municipal Energy Agency of Nebraska Revenue
    5% 4/1/27 350,000 356,324
    5% 4/1/28 225,000 229,170
Nebraska Cooperative Republican Platte Enhancement
Project Revenue Series A 2% 12/15/29 250,000 235,799
Nebraska Educational Health Cultural & Social Services
Finance Authority Revenue 4% 1/1/34 110,000 110,489
Nebraska Investment Finance Authority Revenue
GNMA,
    4.45% 9/1/43 180,000 181,175
Series B GNMA,
    1.35% 9/1/26 200,000 196,384
Series C GNMA,
    2% 9/1/35 325,000 272,901
Nebraska Public Power District Revenue Series C 5%
1/1/32 65,000 65,095
Nebraska State College Facilities Corp. Revenue AGM,
4% 7/15/28 250,000 251,869
Omaha Public Facilities Corp. Revenue
    4% 6/1/28 85,000 85,512
Series A
    4% 6/1/31 155,000 163,537
Series C
    4% 4/1/33 340,000 349,894
    4% 4/1/39 500,000 500,237
    5% 4/15/43 150,000 162,157
Omaha School District General Obligation
    5% 12/15/28 130,000 130,545
    5% 12/15/29 350,000 357,363
    5% 12/15/31 135,000 137,597
Papillion Municipal Facilities Corp. Revenue
    2% 12/15/32 100,000 90,545
    2% 12/15/34 200,000 174,236
Papillion-La Vista School District No. 27 General
Obligation
Series A
    2.3% 12/1/26 275,000 273,319
Series B
    4% 12/1/35 400,000 416,615
Public Power Generation Agency 5% 1/1/37 400,000 403,017
State of Nebraska Certificates of Participation
    3% 2/1/26 60,000 60,000
Series A
    2% 4/1/26 150,000 149,460
University of Nebraska Facilities Corp. (The) Revenue 5%
7/15/29 380,000 384,646
University of Nebraska Revenue
    2.5% 7/1/26 210,000 209,964
    3% 7/1/27 100,000 100,760
    5% 5/15/30 100,000 104,606
Upper Republican Natural Resource District Revenue
AGM, 4% 12/15/27 395,000 395,419

Nebraska Tax Free Income Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
a
a
% of Net
Assets
$ Principal
Amount $ Value
a a a a
Village of Boys Town NE Revenue
    3% 9/1/28 700,000 701,470
    3% 7/1/35 325,000 308,694
Winside Public Schools General Obligation 2% 6/15/31 350,000 321,749
a
18,177,698
a
Texas 1.7
City of Austin TX Airport System Revenue Series B 5%
11/15/26 250,000 254,393
City of Austin TX Electric Utility Revenue Series A 5%
11/15/35 100,000 108,709
a
363,102
a
Utah 0.5
City of Salt Lake City UT Public Utilities Revenue 5%
2/1/35 100,000 106,638
a
Washington 0.5
Pierce County School District No. 10 Tacoma General
Obligation Series B SCH BD GTY, 4% 12/1/35 100,000 103,968
a
Total Municipal Bonds (Cost $19,142,345) 18,751,406
Cash Equivalents - 9.8% a
Shares $ Value
a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.61% (Cost
$2,045,950)
(a)
2,045,950 2,045,950
Total Investments in Securities - 99.4%
(Cost $21,188,295) 20,797,356
Other Assets Less Other Liabilities -  0.6% 124,503
Net Assets - 100% 20,921,859
(a) Rate presented represents the 7-day average yield at December 31, 2025.

Partners III Opportunity Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Common Stocks - 93.1% a
Financials
% of Net
Assets Shares $ Value
Multi-Sector Holdings 15.2
Berkshire Hathaway, Inc. - Class B
(a)
108,000 54,286,200
a
Transaction & Payment Processing Services 15.0
Visa, Inc. - Class A 59,000 20,691,890
Mastercard, Inc. - Class A 36,000 20,551,680
Euronet Worldwide, Inc.
(a)
160,000 12,177,600
a
Insurance Brokers 4.4
Aon plc - Class A
(b)
45,000 15,879,600
a
Financial Services 3.9
Global Payments, Inc. 180,000 13,932,000
a
38.5 137,518,970
Health Care
Life Sciences Tools & Services 16.0
Danaher Corp. 97,000 22,205,240
Thermo Fisher Scientific, Inc. 38,000 22,019,100
Bio-Techne Corp. 220,000 12,938,200
a
16.0 57,162,540
Information Technology
Systems Software 4.8
Microsoft Corp. 35,000 16,926,700
a
Application Software 3.7
Roper Technologies, Inc. 30,000 13,353,900
a
Communications Equipment 3.6
Sirius XM Holdings, Inc. 650,000 12,996,750
a
Semiconductor Materials & Equipment 3.4
Texas Instruments, Inc. 70,000 12,144,300
a
15.5 55,421,650
Communication Services
Interactive Media & Services 9.5
Alphabet, Inc. - Class C 70,000 21,966,000
Meta Platforms, Inc. - Class A 18,000 11,881,620
a
Cable & Satellite 4.6
Liberty Broadband Corp.
(a)
Class C 295,000 14,337,000
Class A 40,000 1,931,200
a
14.1 50,115,820
Consumer Discretionary
Broadline Retail 4.5
Amazon.com, Inc.
(a)
70,000 16,157,400
a
Industrials
% of Net
Assets Shares $ Value
Industrial Machinery & Supplies &
Components 4.5
IDEX Corp. 90,000 16,014,600
a
Total Common Stocks (Cost $162,150,378) 332,390,980
Cash Equivalents - 7.0% a
a
$ Principal
Amount $ Value
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.61%
(c)
17,014,201 17,014,201
U.S. Treasury Bill, 3.41%, 3/17/26
(d)
8,000,000 7,942,746
a
Total Cash Equivalents (Cost $24,951,350) 24,956,947
Total Investments in Securities - 100.1%
(Cost $187,101,728) 357,347,927
Other Liabilities in Excess of Other Assets -  (0.1%) (244,877)
Net Assets - 100% 357,103,050
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Rate presented represents the 7-day average yield at December 31, 2025.
(d) Interest rate presented represents the effective yield at December 31, 2025.

Short Duration Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Corporate Bonds - 7.9% a
a
$ Principal
Amount $ Value
a a a a
Agree, LP
2% 6/15/28 2,239,000 2,135,718
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
345,833 346,505
Ares Capital Corp.
7% 1/15/27 1,000,000 1,025,078
Ares Strategic Income Fund
5.7% 3/15/28 3,000,000 3,042,000
Ashtead Capital, Inc.
1.5% 8/12/26
(b)
4,800,000 4,719,185
4.38% 8/15/27
(b)
3,000,000 2,999,487
Axon Enterprise, Inc.
6.13% 3/15/30
(b)
1,000,000 1,034,844
Barings BDC, Inc.
5.2% 9/15/28 2,750,000 2,737,219
Bath & Body Works, Inc.
6.69% 1/15/27 945,000 963,955
Blackstone Secured Lending Fund
5.88% 11/15/27 250,000 255,415
Boeing Co. The
6.26% 5/1/27 2,500,000 2,566,152
Brightwood Capital Offshore Fund V U Rn LLC
6.59% 12/31/35 Floating Rate (TSFR3M + 280)
(b)
4,500,000 4,518,329
Cantor Fitzgerald LP
4.5% 4/14/27
(b)
1,500,000 1,498,656
Cinemark USA, Inc.
5.25% 7/15/28
(b)
2,000,000 2,001,159
Concentrix Corp.
6.65% 8/2/26 2,910,000 2,938,933
Devon Energy Corp.
5.25% 10/15/27 390,000 390,027
Energy Transfer LP
5.63% 5/1/27
(b)
610,000 610,333
EPR Properties
4.75% 12/15/26 6,569,000 6,589,554
4.5% 6/1/27 1,000,000 1,002,075
EquipmentShare.com, Inc.
9% 5/15/28
(b)
5,000,000 5,202,155
Gartner, Inc.
4.5% 7/1/28
(b)
6,229,000 6,210,377
3.75% 10/1/30
(b)
2,830,000 2,684,977
Golub Capital Private Credit Fund
5.45% 8/15/28
(b)
3,000,000 3,022,001
Hercules Capital, Inc.
2.63% 9/16/26 1,500,000 1,480,059
Highwoods Realty LP
3.88% 3/1/27 7,000,000 6,955,082
Host Hotels & Resorts LP
5.7% 6/15/32 2,400,000 2,507,453
HPS Corporate Lending Fund
5.45% 1/14/28 5,000,000 5,056,878
MasTec, Inc.
4.5% 8/15/28
(b)
4,000,000 3,979,685
Newell Brands, Inc.
6.63% 9/15/29 1,025,000 1,022,692
6.38% 5/15/30 2,550,000 2,493,573
Penske Truck Leasing Co. LP / PTL Finance Corp.
5.35% 3/30/29
(b)
6,000,000 6,180,946
Rithm Capital Corp.
8% 4/1/29
(b)
5,310,000 5,455,632
Stagwell Global LLC
5.63% 8/15/29
(b)
10,420,000 10,169,012
a
a
$ Principal
Amount $ Value
a a a a
VICI Properties LP
4.63% 12/1/29
(b)
1,445,000 1,442,752
Vontier Corp.
1.8% 4/1/26 1,004,000 997,705
Whirlpool Corp.
6.5% 6/15/33 400,000 388,166
a
Total Corporate Bonds (Cost $104,712,352) 106,623,769
Asset-Backed Securities - 28.0% a
a a a a
Automobile
ACM Auto Trust (ACMAT)
Series 2023-2A Class B –9.85% 6/20/30
(b)
1,575,395 1,593,941
Series 2024-2A Class A –6.06% 2/20/29
(b)
486,783 487,150
Series 2025-4A Class A –5.87% 5/20/30
(b)
5,200,000 5,215,216
ARI Fleet Lease Trust (ARIFL)
Series 2023-B Class A2 –6.05% 7/15/32
(b)
912,553 919,637
Series 2024-A Class A2 –5.3% 11/15/32
(b)
483,998 486,995
Series 2024-B Class A2 –5.54% 4/15/33
(b)
743,481 748,949
Bayview Opportunity Master Fund VII Trust (BVABS)
Series 2024-CAR1 Class A –4.97% 12/26/31 Floating
Rate (SOFR30A + 110)
(b) (c)
1,180,381 1,184,033
Series 2024-CAR1 Class B –5.17% 12/26/31 Floating
Rate (SOFR30A + 130)
(b) (c)
688,556 691,300
Series 2024-CAR1F Class A –6.97% 7/29/32
(b)
805,672 806,703
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(b)
111,905 112,731
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(b)
183,211 184,499
BOF VII AL Funding Trust I (BVABS)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(b)
1,362,050 1,386,159
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(b)
268,507 267,665
Chesapeake Funding II LLC (CFII)
Series 2023-1A Class A1 –5.65% 5/15/35
(b)
635,012 638,085
Series 2023-2A Class A1 –6.16% 10/15/35
(b)
479,387 484,573
Series 2024-1A Class A1 –5.52% 5/15/36
(b)
1,482,883 1,501,037
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(b)
63,898 63,996
Series 2023-2 Class A2 –5.56% 4/22/30
(b)
1,251,833 1,258,910
Series 2023-3 Class A2 –6.4% 3/20/30
(b)
1,370,322 1,387,438
Series 2024-1 Class A2 –5.23% 3/20/30
(b)
947,603 954,890
Series 2024-2 Class A3 –5.61% 4/20/28
(b)
2,700,000 2,746,804
Series 2024-3 Class A3 –4.98% 8/21/28
(b)
1,870,000 1,897,197
Series 2024-4 Class A3 –4.56% 11/20/28
(b)
1,400,000 1,415,118
First Help Financial Trust (FHF)
Series 2022-2A Class A –6.14% 12/15/27
(b)
58,432 58,505
Series 2023-1A Class A2 –6.57% 6/15/28
(b)
316,537 318,068
Series 2023-2A Class A2 –6.79% 10/15/29
(b)
487,670 491,351
Series 2024-2A Class A2 –5.89% 6/15/30
(b)
1,456,148 1,465,501
Series 2024-3A Class A2 –4.94% 11/15/30
(b)
4,223,203 4,215,878
Series 2025-1A Class A2 –4.92% 2/15/31
(b)
6,729,307 6,714,056
Huntington Bank Auto Credit-Linked Notes (HACLN)
Series 2024-2 Class B1 –5.44% 10/20/32
(b)
1,171,219 1,184,342
Series 2025-1 Class B –4.96% 3/21/33
(b)
3,632,781 3,665,634
Series 2025-2 Class B1 –4.84% 9/20/33
(b)
3,571,920 3,597,263
LAD Auto Receivables Trust (LADAR)
Series 2023-1A Class B –5.59% 8/16/27
(b)
37,429 37,442
Series 2023-4A Class A3 –6.1% 12/15/27
(b)
389,053 389,529
Lendbuzz Auto Receivables Trust (LBZZ)
Series 2024-A Class A –5.94% 5/15/31
(b)
3,614,564 3,645,591

Short Duration Income Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
a
a
$ Principal
Amount $ Value
a a a a
Series 2025-A Class A –5.5% 12/31/99
(b)
3,738,109 3,750,554
Lendbuzz Securitization Trust (LBZZ)
Series 2023-1A Class A2 –6.92% 8/15/28
(b)
1,606,698 1,623,391
Series 2023-3A Class A2 –7.5% 12/15/28
(b)
2,750,917 2,801,066
Series 2024-1A Class A2 –6.19% 8/15/29
(b)
860,022 864,951
Series 2024-2A Class A2 –5.99% 5/15/29
(b)
2,655,089 2,673,127
Series 2024-3A Class A2 –4.97% 10/15/29
(b)
1,350,768 1,351,342
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(b)
3,221,068 3,235,579
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class C –1.42% 7/14/28
(b)
4,100,000 4,094,771
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(b)
1,572,301 1,574,873
Series 2023-4A Class A –7.54% 3/25/32
(b)
1,980,799 1,984,578
Series 2025-6A Class A3 –5.01% 8/25/34
(b)
5,000,000 5,010,572
SAFCO Auto Receivables Trust (SAFCO)
Series 2025-1A Class A –5.46% 9/10/29
(b)
6,133,245 6,124,233
Tricolor Auto Securitization Trust (TAST)
Series 2024-3A Class A –5.22% 6/15/28
(b) (d)
677,793 631,002
United Auto Credit Securitization Trust (UACST)
Series 2025-1 Class B –5.05% 2/10/28
(b)
7,700,000 7,714,710
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(b)
2,675,511 2,707,302
Series 2024-1A Class A1 –5.49% 2/18/39
(b)
2,760,375 2,795,134
Series 2024-2A Class A1 –4.87% 6/21/39
(b)
4,815,650 4,864,579
a
106,017,950
a
Collateralized Loan Obligations
ASP PIF CLO I LLC (ASP)
Series 2025-1A Class A1 –5.14% 1/15/38 Floating Rate
(TSFR3M + 148)
(b) (c)
4,750,000 4,752,256
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class AR –5.42% 10/20/37 Floating
Rate (TSFR3M + 150)
(b) (c)
4,000,000 4,002,913
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –5.57% 6/15/34 Floating Rate
(TSFR3M + 185)
(b) (c)
1,955,127 1,961,481
Cerberus Loan Funding LII LLC (CERB)
Series 2025-3A Class A –5.49% 10/15/37 Floating Rate
(TSFR3M + 152)
(b) (c)
2,500,000 2,499,765
Cerberus Loan Funding XLIII LLC (CERB)
Series 2023-4A Class A –6.33% 10/15/35 Floating Rate
(TSFR3M + 243)
(b) (c)
3,000,000 3,006,805
Cerberus Loan Funding XXXII, LP (CERB)
Series 2021-2A Class A –5.79% 4/22/33 Floating Rate
(TSFR3M + 188)
(a) (b) (c)
2,735,500 2,737,330
CIFC LBC Middle Market CLO LLC (CLBC)
Series 2023-1A Class AR –5.41% 10/20/37 Floating
Rate (TSFR3M + 155)
(b) (c)
5,000,000 4,999,341
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1R –5.84% 10/15/37 Floating
Rate (TSFR3M + 155)
(a) (b) (c)
5,000,000 4,999,254
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –5.72% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,500,927
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class AT –5.67% 4/25/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
2,492,011 2,493,560
Greensledge Capital Markets (GCM)
Series 2025-1A Class A –6.69% 6/20/36
(b) (c)
2,195,062 2,156,903
a
a
$ Principal
Amount $ Value
a a a a
Guggenheim Investments Private Debt Fund IV Rated
Note Feeder LLC (GCFRF)
Series 2025-1A Class A1 –6.84% 4/10/38 Floating Rate
(TSFR3M + 300)
(b) (c)
2,785,698 2,790,993
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1R3 –5.73% 7/23/37 Floating Rate
(TSFR3M + 152)
(b) (c)
3,500,000 3,499,550
Maranon Loan Funding Ltd. (MRNON)
Series 2023-1A Class AR –5.55% 7/15/37 Floating Rate
(TSFR3M + 165)
(a) (b) (c)
3,400,000 3,401,133
Monroe Capital Funding CLO X Ltd. (MCFCL)
Series 2023-1A Class A1R –5.35% 4/15/37 Floating Rate
(TSFR3M + 145)
(a) (b) (c)
3,000,000 2,998,668
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –5.48% 9/14/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
7,500,000 7,505,265
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class A –6.6% 4/5/37 Floating Rate
(TSFR3M + 275)
(a) (b) (c)
5,000,000 4,987,749
Silver Point SCF CLO V, Ltd. (SPCSL)
Series 2025-1A Class A1 –5.38% 4/20/38 Floating Rate
(TSFR3M + 150)
(a) (b) (c)
2,875,000 2,875,056
Starwood Commercial Mortgage Trust (STWD)
Series 2025-SIF5A Class A –5.45% 4/15/37 Floating
Rate (TSFR3M + 155)
(b) (c)
5,000,000 5,021,323
Series 2025-SIF6A Class A1 –5.47% 10/17/37 Floating
Rate (TSFR3M + 155)
(b) (c)
7,400,000 7,428,150
Starwood Property Mortgage Trust (STWD)
Series 2024-SIF3A Class A1 –5.83% 4/17/36 Floating
Rate (TSFR3M + 195)
(b) (c)
5,000,000 5,000,000
Windhill CLO 4, Ltd. (WINDHL)
Series 2025-1A Class A –5.37% 10/22/37 Floating Rate
(TSFR3M + 150)
(a) (b) (c)
5,000,000 4,995,366
a
85,613,788
a
Consumer & Specialty Finance
ACHV ABS Trust (ACHV)
Series 2025-1PL Class C –5.31% 4/26/32
(b)
706,581 709,924
Aqua Finance Issuer Trust (AQFIT)
Series 2025-A Class A –5.25% 12/19/50
(b)
5,412,974 5,517,478
Series 2025-B Class A –4.79% 5/17/51
(b)
2,412,302 2,431,079
Bankers Healthcare Group Securitization Trust (BHG)
Series 2021-A Class A –1.42% 11/17/33
(b)
66,167 65,710
Series 2023-A Class A –5.55% 4/17/36
(b)
238,987 239,204
Series 2023-B Class A –6.92% 12/17/36
(b)
572,202 600,483
Series 2024-1CON Class A –5.81% 4/17/35
(b)
620,059 634,505
BHG Owner Loan Trust (BOLT)
Series 2025-1CON Class A –5% 8/18/36
(b)
9,377,855 9,505,913
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(b)
718,445 683,077
Series 2023-1A Class A –5.67% 12/15/43
(b)
1,007,471 1,033,589
Series 2023-2A Class A –6.53% 6/15/49
(b)
2,203,118 2,300,863
Series 2024-1A Class A –5.5% 12/15/49
(b)
2,049,488 2,097,796
Series 2024-2A Class A –4.6% 3/15/50
(b)
1,103,454 1,105,393
Series 2025-1A Class A –4.95% 4/15/50
(b)
4,369,815 4,426,332
Series 2025-2A Class A –4.67% 4/15/52
(b)
1,953,430 1,965,392
Goodleap Home Improvement Solutions Trust (GDLP)
Series 2024-1A Class A –5.35% 10/20/46
(b)
1,691,374 1,714,830
Greensky Home Improvement Issuer Trust (GSKY)
Series 2024-2 Class A2 –5.25% 10/27/59
(b)
846,059 848,369
Series 2024-2 Class A4 –5.15% 10/27/59
(b)
1,359,068 1,382,112

Short Duration Income Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
a
a
$ Principal
Amount $ Value
a a a a
Series 2025-1A Class A4 –5.22% 3/25/60
(b)
504,603 512,523
Series 2025-2A Class A3 –5.02% 6/25/60
(b)
2,000,000 2,031,522
GreenSky Home Improvement Trust (GSKY)
Series 2024-1 Class A2 –5.88% 6/25/59
(b)
572,542 575,019
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class A –2.74% 2/25/39
(b)
77,350 76,390
Octane Receivables Trust (OCTL)
Series 2023-1A Class A –5.87% 5/21/29
(b)
384 385
Series 2024-2A Class A2 –5.8% 7/20/32
(b)
2,826,520 2,850,807
Pagaya AI Debt Grantor Trust (PAID)
Series 2024-11 Class B –5.64% 7/15/32
(b)
2,002,383 2,017,884
Series 2025-2 Class A2 –4.96% 10/15/32
(b)
2,413,689 2,427,301
Series 2025-R3 Class A –4.84% 1/18/33
(b)
5,000,000 5,006,605
Pagaya AI Debt Selection Trust (PAID)
Series 2025-1 Class B –5.63% 7/15/32
(b)
2,999,744 3,025,662
Pagaya AI Debt Trust (PAID)
Series 2024-1 Class A –6.66% 7/15/31
(b)
154,021 154,422
Series 2024-3 Class B –6.57% 10/15/31
(b)
2,473,149 2,482,357
Series 2024-8 Class B –5.46% 1/15/32
(b)
4,724,375 4,742,881
Pagaya Point of Sale Holdings Grantor Trust (POSH)
Series 2025-1 Class A –5.72% 1/20/34
(b)
5,000,000 5,041,050
Reach ABS Trust (REACH)
Series 2024-2A Class A –5.88% 7/15/31
(b)
415,359 417,098
Series 2025-1A Class A –4.96% 8/16/32
(b)
654,142 656,210
Series 2025-1A Class B –5.34% 8/16/32
(b)
3,000,000 3,046,011
Upgrade Master Pass-Thru Trust (UMPT)
Series 2025-ST8 Class B –5.07% 12/15/33
(b)
5,000,000 5,013,412
a
77,339,588
a
Data Center
Compass Datacenters Issuer II LLC (CMPDC)
Series 2025-2A Class A1 –4.93% 11/25/50
(b)
2,250,000 2,248,843
Compass Datacenters Issuer III LLC (CMDC)
Series 2025-1A Class A2 –5.66% 2/25/50
(b)
1,500,000 1,518,536
Switch ABS Issuer, LLC (SWTCH)
Series 2025-1A Class A2 –5.04% 3/25/55
(b)
5,000,000 4,923,651
a
8,691,030
a
Equipment
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(b)
184,226 184,607
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(b)
942,079 950,089
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(b)
932,919 943,739
Amur Equipment Finance Receivables XIV LLC (AXIS)
Series 2024-2A Class A2 –5.19% 7/21/31
(b)
2,292,945 2,323,864
Amur Equipment Finance Receivables XV LLC (AXIS)
Series 2025-1A Class A2 –4.7% 9/22/31
(b)
2,975,069 3,007,559
Auxilior Term Funding LLC (XCAP)
Series 2023-1A Class A2 –6.18% 12/15/28
(b)
806,645 810,753
Series 2024-1A Class A3 –5.49% 7/15/31
(b)
3,500,000 3,565,516
Crossroads Asset Trust (XROAD)
Series 2024-A Class A2 –5.9% 8/20/30
(b)
790,293 798,902
Dell Equipment Finance Trust (DEFT)
Series 2023-3 Class A3 –5.93% 4/23/29
(b)
1,529,351 1,537,649
Series 2024-1 Class A3 –5.39% 3/22/30
(b)
1,696,461 1,709,025
Series 2024-2 Class A3 –4.59% 8/22/30
(b)
900,000 907,042
Dext ABS LLC (DEXT)
Series 2023-2 Class A2 –6.56% 5/15/34
(b)
927,738 933,007
a
a
$ Principal
Amount $ Value
a a a a
DLLMT LLC (DLLMT)
Series 2024-1A Class A3 –4.84% 8/21/28
(b)
3,520,000 3,554,135
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(b)
795,954 799,576
Granite Park Equipment Leasing LLC (SCFGP)
Series 2023-1A Class A3 –6.46% 9/20/32
(b)
514,596 519,103
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2024-2 Class A3 –5% 9/15/28
(b)
2,160,000 2,193,495
HPEFS Equipment Trust (HPEFS)
Series 2024-2A Class A3 –5.36% 10/20/31
(b)
1,088,554 1,094,946
Kubota Credit Owner Trust (KCOT)
Series 2024-2A Class A3 –5.26% 11/15/28
(b)
2,060,000 2,095,068
M&T Equipment Notes (MTLRF)
Series 2024-1A Class A2 –4.99% 8/18/31
(b)
1,398,514 1,403,166
MMAF Equipment Finance LLC (MMAF)
Series 2023-A Class A2 –5.79% 11/13/26
(b)
21,594 21,605
NMEF Funding  LLC (NMEF)
Series 2025-B Class A2 –4.64% 1/18/33
(b)
2,000,000 2,008,610
NMEF Funding LLC (NMEF)
Series 2025-A Class A2 –4.72% 7/15/32
(b)
4,382,023 4,399,741
OWN Equipment Fund I LLC (EQS)
Series 2024-2M Class A –5.7% 12/20/32
(b)
5,233,530 5,315,125
OWN Equipment Fund II LLC (EQS)
Series 2025-1M Class A –5.48% 9/26/33
(b)
1,596,694 1,608,741
OWN Equipment Fund III LLC (EQS)
Series 2025-2M Class A –5.42% 3/27/34
(b)
2,200,000 2,214,458
SCF Equipment Leasing LLC (SCFET)
Series 2023-1A Class A3 –6.17% 5/20/32
(b)
1,760,362 1,784,332
a
46,683,853
a
Fiber
ALLO Issuer LLC (ALLO)
Series 2024-1A Class A2 –5.94% 7/20/54
(b)
3,000,000 3,047,809
Series 2025-1A Class A2 –5.53% 4/20/55
(b)
3,500,000 3,544,281
Series 2025-1A Class B –6.16% 4/20/55
(b)
5,000,000 5,083,888
Metronet Infrastructure Issuer LLC (MNET)
Series 2025-4A Class A2 –5.16% 12/20/55
(b)
800,000 803,342
Zayo Issuer LLC (ZAYO)
Series 2025-1A Class A2 –5.65% 3/20/55
(b)
1,750,000 1,782,420
a
14,261,740
a
Financials
NMABS Issuer I LLC (NMNL)
Series 2025-1A Class A –5.14% 11/22/55
(b)
10,625,000 10,628,754
a
Non-Government Agency
Finance of America HECM Buyout (FAHB)
Series 2025-HB1 Class A –4.5% 11/25/35
(b) (c)
4,000,000 3,988,353
Finance of America Structured Securities Trust (FASST)
Series 2024-S1 Class A1 –3.5% 2/25/74
(b) (c)
4,331,046 4,262,992
Santander Mortgage Asset Receivable Trust (SAN)
Series 2025-CES1 Class A1A –5.04% 9/25/55
(b) (c)
5,922,510 5,930,129
a
14,181,474
a
Other
LMDV Issuer Co. LLC (LMDV)
Series 2025-1A Class A2 –5.31% 12/15/55
(b)
1,700,000 1,706,389
PSP Master Issuer LLC (PSP)
Series 2025-1A Class A2 –6.82% 1/30/56
(b)
7,000,000 6,971,728

Short Duration Income Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
a
a
$ Principal
Amount $ Value
a a a a
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 3,000,000 3,049,188
11,727,305
a
Total Asset-Backed Securities (Cost $372,623,818) 375,145,482
Commercial Mortgage-Backed Securities - 10.0% a
a a a a
A10 Issuer LLC (A10)
Series 2025-FL6 Class A –5.51% 5/15/42 Floating Rate
(TSFR1M + 147)
(b)
6,000,000 5,993,083
Acrec LLC (ACREC)
Series 2025-FL3 Class A –5.04% 8/18/42 Floating Rate
(TSFR1M + 131)
(b)
4,000,000 3,996,321
ACREC Ltd. (ACREC)
Series 2021-FL1 Class C –6% 10/16/36 Floating Rate
(TSFR1M + 226)
(a) (b)
2,250,000 2,261,450
Series 2021-FL1 Class D –6.5% 10/16/36 Floating Rate
(TSFR1M + 276)
(a) (b)
7,873,000 7,902,551
Arbor Realty Collateralized Loan Obligation, Ltd. (ARCLO)
Series 2025-BTR1 Class AS –6.37% 1/20/41 Floating
Rate (TSFR1M + 264)
(b)
7,000,000 7,013,636
Arbor Realty Commercial Real Estate Notes LLC (ARCREN)
Series 2025-FL1 Class AS –5.57% 1/20/43 Floating
Rate (TSFR1M + 183)
(b)
5,200,000 5,209,930
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –6.6% 8/17/41 Floating
Rate (TSFR1M + 287)
(a) (b)
5,000,000 5,006,852
AREIT, Ltd. (AREIT)
Series 2024-CRE9 Class AS –5.99% 5/17/41 Floating
Rate (TSFR1M + 224)
(a) (b)
5,000,000 5,010,660
Series 2025-CRE10 Class A –5.12% 12/17/29 Floating
Rate (TSFR1M + 139)
(a) (b)
5,000,000 4,998,718
Brightspire Capital, Inc. (BRSP)
Series 2024-FL2 Class E –10.27% 8/19/37 Floating Rate
(TSFR1M + 654)
(a) (b)
499,000 503,035
BRSP Ltd. (BRSP)
Series 2021-FL1 Class A –5% 8/19/38 Floating Rate
(TSFR1M + 126)
(a) (b)
912,473 913,093
Series 2024-FL2 Class A –5.68% 8/19/37 Floating Rate
(TSFR1M + 195)
(a) (b)
5,000,000 5,028,021
BX Trust (BX)
Series 2025-ROIC Class A –4.89% 3/15/30 Floating
Rate (TSFR1M + 114)
(b)
5,976,690 5,975,846
Dwight Issuer LLC (DWIGHT)
Series 2025-FL1 Class A –5.4% 6/18/42 Floating Rate
(TSFR1M + 166)
(b)
7,500,000 7,523,962
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –5.35% 7/16/35 Floating Rate
(TSFR1M + 161)
(a) (b)
328,638 329,079
Series 2021-FL3 Class AS –5.7% 7/16/35 Floating Rate
(TSFR1M + 196)
(a) (b)
7,500,000 7,500,739
Series 2021-FL4 Class A –5.2% 12/15/36 Floating Rate
(TSFR1M + 146)
(a) (b)
5,813,910 5,822,883
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(b) (d)
4,300,000 10,763
KREF Ltd. (KREF)
Series 2021-FL2 Class A –4.92% 2/15/39 Floating Rate
(TSFR1M + 118)
(a) (b)
1,677,952 1,675,795
LMNT LLC (LMNT)
Series 2025-FL3 Class AS –5.63% 7/21/43 Floating
Rate (TSFR1M + 190)
(b)
5,000,000 5,013,258
a
a
$ Principal
Amount $ Value
a a a a
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class C –6.21% 7/15/36 Floating
Rate (TSFR1M + 246)
(a) (b)
1,500,000 1,503,829
Series 2025-CRE8 Class A –5.12% 8/17/42 Floating
Rate (TSFR1M + 139)
(b)
2,500,000 2,501,894
LoanCore Issuer, Ltd. (LNCR)
Series 2021-CRE5 Class D –6.86% 7/15/36 Floating
Rate (TSFR1M + 311)
(a) (b)
7,423,000 7,480,831
NRTH Commercial Mortgage Trust (NRTH)
Series 2025-PARK Class A –5.14% 10/15/40 Floating
Rate (TSFR1M + 139)
(b)
5,000,000 5,011,919
PFP Ltd. (PFP)
Series 2024-11 Class A –5.61% 9/17/39 Floating Rate
(TSFR1M + 183)
(a) (b)
2,390,793 2,397,879
Series 2024-11 Class AS –5.97% 9/17/39 Floating Rate
(TSFR1M + 219)
(a) (b)
4,725,652 4,739,802
Series 2025-12 Class A –5.22% 12/18/42 Floating Rate
(TSFR1M + 149)
(a) (b)
5,000,000 5,013,858
SKY Trust (SKY)
Series 2025-LINE Class A –6.34% 4/15/42 Floating
Rate (TSFR1M + 259)
(b)
3,648,728 3,674,475
STWD Ltd. (STWD)
Series 2022-FL3 Class A –5.33% 11/15/38 Floating Rate
(SOFR30A + 135)
(a) (b)
2,356,758 2,361,640
SWCH Commercial Mortgage Trust (SWCH)
Series 2025-DATA Class A –5.19% 2/15/42 Floating
Rate (TSFR1M + 144)
(b)
7,500,000 7,441,835
TPG Real Estate Finance (TRTX)
Series 2025-FL6 Class A –5.27% 9/18/42 Floating Rate
(TSFR1M + 154)
(a) (b)
4,000,000 4,010,909
a
Total Commercial Mortgage-Backed Securities (Cost $137,747,278) 133,828,546
Mortgage-Backed Securities - 35.3% a
a a a a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 4107 Class LW –1.75% 8/15/27 1,608,615 1,586,141
Series 3003 Class LD –5% 12/15/34 251,321 258,072
Series 2952 Class PA –5% 2/15/35 57,105 56,974
Series 5486 Class VB –5% 5/25/35 4,636,182 4,656,594
Series 3620 Class PA –4.5% 12/15/39 146,203 146,893
Series 3842 Class PH –4% 4/15/41 249,867 249,567
Series 5436 Class AB –5.5% 4/25/49 5,189,879 5,221,691
Series 5501 Class MJ –5.5% 5/25/49 6,917,738 6,957,527
Series 5444 Class BC –5.5% 7/25/49 3,850,591 3,875,766
Series 5501 Class NA –5.5% 7/25/49 7,047,514 7,093,768
Series 5501 Class NE –5.5% 7/25/49 3,523,757 3,546,884
Series 5440 Class B –5.5% 9/25/49 1,864,402 1,884,023
Series 5444 Class AB –5.5% 9/25/49 2,511,737 2,511,839
Series 5413 Class JA –5.5% 1/25/50 3,245,517 3,313,533
Series 5490 Class LC –5.5% 8/25/50 3,268,555 3,293,960
Series 5407 Class AB –5.5% 11/25/50 2,591,169 2,613,240
Series 5301 Class ED –5% 4/25/53 5,891,045 5,957,984
Series 2025-33 Class AC –5% 4/25/52 3,209,112 3,211,958
a
Pass-Through Securities
Pool# J14649 – 3.5% 4/1/26 5,662 5,650
Pool# E02948 – 3.5% 7/1/26 96,690 96,409
Pool# J16663 – 3.5% 9/1/26 142,408 141,924
Pool# E03033 – 3% 2/1/27 104,569 104,012
Pool# ZS8692 – 2.5% 4/1/33 407,165 392,784

Short Duration Income Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
a
a
$ Principal
Amount $ Value
a a a a
Pool# G01818 – 5% 5/1/35 316,273 324,975
Pool# SB8257 – 5.5% 9/1/38 4,060,486 4,169,562
Pool# SB8278 – 5.5% 1/1/39 2,516,582 2,581,896
Pool# SB8287 – 5% 3/1/39 4,565,054 4,626,805
Pool# SB8293 – 5% 4/1/39 4,322,888 4,384,506
Series 5440 Class NG –5.5% 9/25/49 2,036,057 2,038,342
Series 5407 Class DA –5.5% 11/25/49 3,130,696 3,154,699
Series 5450 Class KA –4.5% 6/25/51 14,226,448 14,258,766
92,716,744
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-87 Class VK –5% 6/25/35 5,534,327 5,564,821
Series 2023-12 Class GB –6% 6/25/45 2,439,418 2,491,445
Series 2024-20 Class HD –5.5% 3/25/46 2,875,966 2,903,335
Series 2024-21 Class DA –5.5% 12/25/46 2,448,294 2,453,782
Series 2024-20 Class CA –5.5% 1/25/47 1,101,038 1,103,732
Series 2024-41 Class GA –5.5% 2/25/48 3,160,334 3,190,283
Series 2024-9 Class CE –5% 10/25/48 2,289,102 2,295,924
Series 2024-97 Class BA –5.5% 4/25/49 7,853,203 7,952,174
Series 2024-20 Class EA –5.5% 8/25/49 1,738,336 1,745,705
Series 2024-65 Class BA –5% 8/25/49 12,432,025 12,462,033
Series 2024-61 Class CA –5% 11/25/49 9,150,738 9,158,738
Series 2025-9 Class EA –5.5% 4/25/50 7,419,265 7,525,602
Series 2025-59 Class MA –5% 3/25/51 5,325,472 5,327,438
a
Pass-Through Securities
Pool# AH3429 – 3.5% 1/1/26 7,674 7,653
Pool# AB2251 – 3% 2/1/26 2,996 2,988
Pool# AB3902 – 3% 11/1/26 42,293 42,043
Pool# AK3264 – 3% 2/1/27 283,278 281,361
Pool# AL1366 – 2.5% 2/1/27 100,345 99,492
Pool# AB6291 – 3% 9/1/27 79,789 79,133
Pool# MA3189 – 2.5% 11/1/27 139,641 137,889
Pool# MA3791 – 2.5% 9/1/29 477,453 467,142
Pool# BM5708 – 3% 12/1/29 261,305 258,840
Pool# MA0587 – 4% 12/1/30 620,681 619,491
Pool# BA4767 – 2.5% 1/1/31 327,096 317,393
Pool# AS7701 – 2.5% 8/1/31 1,116,051 1,081,722
Pool# 555531 – 5.5% 6/1/33 602,794 625,188
Pool# MA3540 – 3.5% 12/1/33 416,037 411,463
Pool# 725232 – 5% 3/1/34 56,592 57,496
Pool# 995112 – 5.5% 7/1/36 291,196 303,878
Pool# MA5311 – 5% 3/1/39 3,627,129 3,676,198
72,644,382
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2025-97 Class MA –5.5% 2/20/46 7,211,624 7,287,939
Series 2025-99 Class GA –5.5% 3/20/48 7,570,717 7,697,802
Series 2024-23 Class KA –5.5% 4/20/48 3,622,517 3,654,564
Series 2025-2 Class GNR –3.5% 10/20/48 5,156,101 5,048,574
Series 2025-169 Class JQ –4.5% 11/20/50 7,217,875 7,229,933
Series 2024-197 Class PJ –6.5% 2/20/53 915,374 920,966
a
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 175,915 174,969
Pool# MB0528 – 5% 8/20/40 6,816,654 6,906,108
Pool# MB0717 – 5% 11/20/40 4,974,979 5,035,635
43,956,490
a
a
$ Principal
Amount $ Value
a a a a
a
Non-Government Agency
Collateralized Mortgage Obligations
A&D Mortgage Trust (ADMT)
Series 2025-NQM2 Class A1 –5.79% 6/25/70
(b) (c)
2,781,196 2,809,606
AD Mortgage Trust (ADMT)
Series 2024-NQM3 Class A1 –6.45% 7/25/69
(b) (c)
2,993,680 3,035,040
Series 2025-NQM3 Class A1 –5.37% 8/25/70
(b) (c)
6,279,672 6,314,700
Series 2025-NQM4 Class A1A –5.23% 10/25/70
(b) (c)
4,766,474 4,783,439
Angel Oak Mortgage Trust (AOMT)
Series 2025-1 Class A1 –5.69% 1/25/70
(b) (c)
3,402,152 3,442,729
Series 2025-2 Class A1 –5.64% 2/25/70
(b) (c)
2,586,263 2,611,908
Series 2025-3 Class A1 –5.42% 3/25/70
(b) (c)
4,264,653 4,296,067
Series 2025-5 Class A1 –5.57% 4/25/70
(b) (c)
3,226,745 3,258,486
Bunker Hill Loan Depositary Trust (BHLD)
Series 2019-3 Class A1 –2.72% 11/25/59
(b) (c)
102,170 101,666
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A4A –6% 1/25/55
(b) (c)
2,710,611 2,741,180
Series 2024-2 Class A4A –6% 2/25/55
(b) (c)
3,113,931 3,151,819
Series 2024-4 Class A4 –6% 3/25/55
(b) (c)
2,593,918 2,625,974
Series 2024-9 Class A6 –5.5% 9/25/55
(b) (c)
690,785 690,398
Citigroup Mortgage Loan Trust (CMLTI)
Series 2014-A Class A –4% 1/25/35
(b) (c)
219,757 215,661
COLT Mortgage Loan Trust (COLT)
Series 2025-11 Class A1 –5.05% 11/25/70
(b) (c)
5,000,000 5,016,223
Cross Mortgage Trust (CROSS)
Series 2025-H1 Class A1 –5.74% 2/25/70
(b) (c)
5,839,991 5,901,635
Series 2025-H2 Class A1 –5.36% 3/25/70
(b) (c)
1,666,210 1,676,689
Series 2025-H4 Class A1 –5.6% 6/25/70
(b) (c)
1,844,499 1,862,768
Series 2025-H7 Class A1A –4.93% 9/25/70
(b) (c)
4,841,947 4,849,446
Ellington Financial Mortgage Trust (EFMT)
Series 2025-NQM5 Class A1A –5.03% 11/25/70
(b) (c)
3,929,615 3,941,055
Finance of America HECM Buyout (FAHB)
Series 2024-HB1 Class A1A –4% 10/1/34
(b) (c)
168,107 168,195
Series 2024-HB1 Class A1B –4% 10/1/34
(b) (c)
4,000,000 3,987,312
Finance of America Structured Securities Trust (FASST)
Series 2025-S3 Class A1 –3.5% 9/25/55
(b) (c)
3,941,750 3,847,276
Series 2025-S1 Class A1 –3.5% 2/25/75
(b)
2,813,524 2,737,256
Series 2025-PC1 Class A1 –4.5% 5/25/75
(b) (c)
4,743,457 4,598,514
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(b) (c)
234,894 219,917
Series 2021-7 Class A5 –2.5% 8/25/51
(b) (c)
4,174,330 3,762,313
Series 2021-10IN Class A6 –2.5% 10/25/51
(b) (c)
3,659,084 3,304,942
GCAT Trust (GCAT)
Series 2025-NQM1 Class A1 –5.37% 11/25/69
(b) (c)
4,136,867 4,166,685
Series 2025-NQM5 Class A1 –4.98% 8/25/70
(b) (c)
2,803,863 2,809,835
Series 2025-NQM6 Class A1 –4.94% 10/25/70
(b) (c)
3,859,903 3,865,330
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2021-PJ9 Class A8 –2.5% 2/26/52
(b) (c)
2,629,645 2,366,048
Series 2022-PJ1 Class A8 –2.5% 5/28/52
(b) (c)
3,197,527 2,863,045
Series 2022-PJ2 Class A24 –3% 6/25/52
(b) (c)
2,006,359 1,837,398
Series 2024-PJ5 Class A15 –6% 9/25/54
(b) (c)
2,208,734 2,233,366
Series 2024-PJ8 Class A8 –5.5% 2/25/55
(b) (c)
1,892,181 1,891,516
Series 2025-PJ3 Class A8 –5.5% 7/25/55
(b) (c)
3,718,940 3,737,820
Series 2025-PJ9 Class A6 –5% 3/25/56
(b) (c)
3,990,189 3,989,613
Series 2020-NQM1 Class A1 –1.38% 9/27/60
(b) (c)
200,853 192,065
Series 2025-NQM2 Class A1 –5.65% 6/25/65
(b) (c)
5,860,757 5,925,332
Series 2025-NQM5 Class A1 –5.01% 7/25/65
(b) (c)
4,704,491 4,712,576
Series 2025-NQM3 Class A1 –5.14% 11/25/65
(b) (c)
2,543,261 2,551,399
HOMES Trust (HOMES)
Series 2025-NQM1 Class A1 –5.55% 1/25/70
(b) (c)
3,088,108 3,115,322

Short Duration Income Fund
(Continued)
Schedule of Investments
December 31, 2025 (Unaudited)
a
a
$ Principal
Amount $ Value
a a a a
Series 2025-NQM2 Class A1 –5.42% 2/25/70
(b) (c)
2,627,388 2,646,501
Series 2025-NQM3 Class A1 –5.63% 2/25/70
(b) (c)
4,507,946 4,554,629
JPMorgan Mortgage Trust (JPMMT)
Series 2014-2 Class 2A2 –3.5% 6/25/29
(b) (c)
46,916 46,716
Series 2014-5 Class A1 –2.57% 10/25/29
(b) (c)
341,627 337,529
Series 2016-3 Class 2A1 –2.94% 10/25/46
(b) (c)
566,584 537,088
Series 2017-3 Class 2A2 –2.5% 8/25/47
(b) (c)
1,497,710 1,315,489
Series 2018-6 Class 2A2 –3% 12/25/48
(b) (c)
135,856 130,698
Series 2020-8 Class A4 –3% 3/25/51
(b) (c)
61,710 61,098
Series 2021-4 Class A4 –2.5% 8/25/51
(b) (c)
1,624,170 1,480,550
Series 2021-6 Class A4 –2.5% 10/25/51
(b) (c)
3,732,276 3,381,225
Series 2021-8 Class A4 –2.5% 12/25/51
(b) (c)
1,214,730 1,098,929
Series 2022-2 Class A4A –2.5% 8/25/52
(b) (c)
1,471,628 1,320,859
Series 2023-6 Class A4A –5.5% 12/26/53
(b) (c)
1,754,859 1,762,214
Series 2024-4 Class A4A –6% 10/25/54
(b) (c)
1,711,774 1,727,619
Series 2024-5 Class A6 –6% 11/25/54
(b) (c)
3,407,821 3,421,022
Series 2024-10 Class A6 –5.5% 3/25/55
(b) (c)
1,889,666 1,893,236
Series 2024-11 Class A6A –5.5% 4/25/55
(b) (c)
3,184,469 3,183,622
Series 2025-3 Class A1B –5.56% 9/25/55
(b) (c)
1,638,294 1,642,486
Series 2025-7MPR Class A1D –5.32% 2/25/56
(b) (c)
3,169,882 3,175,085
Series 2025-NQM1 Class A1 –5.59% 6/25/65
(b) (c)
4,967,139 5,014,583
Series 2025-NQM2 Class A1 –5.57% 9/25/65
(b) (c)
914,392 923,236
Morgan Stanley Residential Mortgage Loan Trust (MSRM)
Series 2025-NQM3 Class A1 –5.53% 5/25/70
(b) (c)
1,200,780 1,210,114
Series 2025-NQM4 Class A1 –5.59% 6/25/70
(b) (c)
2,774,259 2,797,894
Series 2025-DSC2 Class A1 –5.44% 7/25/70
(b) (c)
1,194,296 1,206,754
Series 2025-NQM6 Class A1 –5.15% 7/25/70
(b) (c)
3,892,685 3,909,000
Series 2025-DSC3 Class A1A –4.91% 9/25/70
(b) (c)
5,556,447 5,562,070
Series 2025-NQM8 Class A1 –4.96% 9/25/70
(b) (c)
2,426,364 2,429,501
New Residential Mortgage Loan Trust (NRZT)
Series 2025-NQM2 Class A1 –5.57% 4/25/65
(b) (c)
1,312,736 1,328,174
Series 2025-NQM3 Class A1 –5.53% 5/25/65
(b) (c)
4,528,390 4,581,266
Series 2025-NQM5 Class A1 –5.11% 8/25/65
(b) (c)
7,451,887 7,479,002
Onslow Bay Financial LLC (OBX)
Series 2025-NQM3 Class A1 –5.65% 12/1/64
(b) (c)
2,063,314 2,085,140
Series 2025-NQM1 Class A1 –5.55% 12/25/64
(b) (c)
2,521,782 2,544,290
Series 2025-NQM6 Class A1 –5.6% 3/25/65
(b) (c)
6,629,703 6,698,701
Series 2025-NQM6 Class A2 –5.76% 3/25/65
(b) (c)
3,314,852 3,343,226
Radian Mortgage Capital Trust (RMCT)
Series 2024-J2 Class A8 –5.5% 3/25/55
(b) (c)
1,245,079 1,244,686
Rate Mortgage Trust (RATE)
Series 2021-J3 Class A7 –2.5% 10/25/51
(b) (c)
3,490,453 3,128,767
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(b) (c)
4,306,863 3,900,448
Santander Mortgage Asset Receivable Trust (SAN)
Series 2025-NQM5 Class A1 –5.07% 8/25/65
(b) (c)
6,752,761 6,768,090
Sequoia Mortgage Trust (SEMT)
Series 2020-3 Class A4 –3% 4/25/50
(b) (c)
105,972 104,801
Series 2023-3 Class A4 –6% 9/25/53
(b) (c)
1,928,664 1,952,499
Series 2024-3 Class A4 –6% 4/25/54
(b) (c)
2,172,763 2,193,978
Series 2024-4 Class A4 –6% 5/25/54
(b) (c)
1,756,513 1,772,829
Series 2024-5 Class A5 –6% 6/25/54
(b) (c)
1,414,515 1,424,770
Series 2024-10 Class A5 –5.5% 11/25/54
(b) (c)
1,824,641 1,833,848
Series 2025-6 Class A11 –5.5% 7/25/55
(b) (c)
6,806,341 6,834,467
Series 2025-10 Class A11 –5% 11/25/55
(b) (c)
4,749,621 4,755,032
Verus Securitization Trust (VERUS)
Series 2025-1 Class A1 –5.62% 1/25/70
(b) (c)
1,810,968 1,829,086
Series 2025-4 Class A1 –5.45% 5/25/70
(b) (c)
1,349,395 1,362,454
Series 2025-5 Class A1 –5.43% 6/25/70
(b) (c)
1,063,675 1,072,974
Series 2025-6 Class A1 –5.42% 7/25/70
(b) (c)
962,692 971,498
a
a
$ Principal
Amount $ Value
a a a a
Series 2025-7 Class A1 –5.13% 8/25/70
(b) (c)
4,871,898 4,894,563
263,083,900
a
Total Mortgage-Backed Securities (Cost $472,836,922) 472,401,516
U.S. Treasuries - 15.5% a
a a a a
U.S. Treasury Notes
4% 2/15/26 12,000,000 12,003,858
4.63% 3/15/26 10,000,000 10,019,239
4.88% 4/30/26 20,000,000 20,082,815
4.5% 7/15/26 22,000,000 22,114,025
1.88% 7/31/26 15,000,000 14,857,481
4.63% 9/15/26 12,000,000 12,088,458
1.63% 10/31/26 17,000,000 16,731,722
2.25% 2/15/27 2,000,000 1,972,617
1.13% 2/28/27 10,000,000 9,731,836
1.13% 2/29/28 16,000,000 15,220,000
4.38% 8/31/28 15,000,000 15,319,043
4.63% 9/30/28 4,000,000 4,113,672
4% 1/31/29 8,000,000 8,103,438
4% 2/28/30 4,000,000 4,051,641
4.13% 8/31/30 8,000,000 8,142,187
4.63% 9/30/30 15,000,000 15,590,039
4.13% 7/31/31 11,000,000 11,180,898
4.13% 10/31/31 7,000,000 7,109,102
a
Total U.S. Treasuries (Cost $207,568,693) 208,432,071
Cash Equivalents - 3.2% a
A Shares $ Value
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.61% (Cost
$42,516,149)
(e)
42,516,149 42,516,149
Total Investments in Securities - 99.9%
(Cost $1,338,005,212) 1,338,947,533
Other Assets Less Other Liabilities -  0.1% 711,236
Net Assets - 100% 1,339,658,769
(a) Foreign domiciled entity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total value of such securities was
$831,084,775 or 62.04% of net assets.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Defaulted bond.
(e) Rate presented represents the 7-day average yield at December 31, 2025.

Ultra Short Government Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Asset-Backed Securities - 0.5% a
a
$ Principal
Amount $ Value
a a a a
Automobile
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
19,179 19,119
a
Equipment
NMEF Funding LLC (NMEF)
Series 2025-A Class A2 –4.72% 7/15/32
(a)
407,981 409,631
a
Total Asset-Backed Securities (Cost $427,867) 428,750
U.S. Treasuries - 14.4% a
a a a a
U.S. Treasury Note
3.5% 9/30/26 (Cost $13,993,461) 14,000,000 13,990,772
Cash Equivalents - 85.3% a
U.S. Treasury Bills, 3.07% to 3.5%, 1/15/26 to
5/28/26
(b)
82,000,000 81,499,007
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.61%
(c)
1,260,732 1,260,732
a
Total Cash Equivalents (Cost $82,732,076) 82,759,739
Total Investments in Securities - 100.2%
(Cost $97,153,404) 97,179,261
Other Liabilities in Excess of Other Assets -  (0.2%) (149,888)
Net Assets - 100% 97,029,373
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total value of such securities was $428,750 or 0.45% of net assets.
(b) Interest rate presented represent the effective yield at December 31, 2025.
(c) Rate presented represents the 7-day average yield at December 31, 2025.

NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2025 (Unaudited)
(1) Disclaimer
The schedule of portfolio holdings are unaudited and are presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.
(2) Illiquid Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the
1933 Act, or an exemption from the registration requirements of the 1933 Act. The Adviser preliminarily identifies illiquid investments based on, among other things, the trading characteristics and market depth of a particular investment. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of December 31, 2025, are as follows (in U.S. dollars):
(3) Additional Information
The Funds’ annual and semi-annual financial statements contain further information, including the Funds’ significant accounting policies, pricing and fair valuation information and risks. These financial statements are available on the Funds’ website at weitzinvestments.com.
Fund Security
Acquisition
Date
(a)
Acquisition
Cost
Principal
Amount Value
Percentage
of Net
Assets (%)
Core Plus Income Brightwood Capital Offshore Fund V U Rn LLC 1/24/25 13,800,000 13,800,000 13,856,210 0.3
Core Plus Income Greensledge Capital Markets (GCM) Series 2025-1A Class A 6/6/25 6,271,605 6,271,605 6,162,581 0.2
Core Plus Income Guggenheim Investments Private Debt Fund IV Rated, Series 2025-1A Class A1 3/19/25 13,867,930 13,867,930 13,894,293 0.3
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class B 3/28/24 4,765,000 4,765,000 4,759,228 0.1
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class C 3/28/24 3,825,000 3,825,000 3,824,896 0.1
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class D 3/28/24 3,000,000 3,000,000 3,014,776 0.1
Short Duration Income Brightwood Capital Offshore Fund V U Rn LLC 1/24/25 4,500,000 4,500,000 4,518,329 0.3
Short Duration Income Greensledge Capital Markets (GCM) Series 2025-1A Class A 6/6/25 2,195,062 2,195,062 2,156,903 0.2
Short Duration Income Guggenheim Investments Private Debt Fund IV Rated, Series 2025-1A Class A1 3/19/25 2,785,698 2,785,698 2,790,993 0.2
Short Duration Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class A 3/28/24 5,000,000 5,000,000 4,987,749 0.4
(a) Acquisition date represents the initial purchase date of the security.